                              [NATIONWIDE LOGO]

                                NATIONWIDE(R)
                                   VARIABLE
                                  ACCOUNT-4

                              SEMI-ANNUAL REPORT
                                      TO
                               CONTRACT OWNERS
                                JUNE 30, 2002

                      NATIONWIDE LIFE INSURANCE COMPANY

                         HOME OFFICE: COLUMBUS, OHIO

                              APO - 1882 - 6/02

                                [NATIONWIDE LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                      [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-4.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                              /s/ Joseph J. Gasper
                          ---------------------------
                           Joseph J. Gasper, President
                                 August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 30. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and rredeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-4
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS:

  Investments at fair value:

     American Century VP - Income & Growth Fund-Class III (ACVPIncGr3)
       422 shares (cost $2,377) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   2,423

     American Century VP - Ultra Fund-Class III (ACVPUltra3)
       60 shares (cost $549)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         505

     American Century VP - Value Fund-Class III (ACVPVal3)
       11,506 shares (cost $78,292) . . . . . . . . . . . . . . . . . . . . . . . . . . . .      77,432

     Fidelity(R) VIP - Equity Income Portfolio: Service Class 2 R (FidVIPEIS2R)
       1,774 shares (cost $37,477)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      36,128

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class 2 R (FidVIPConS2R)
       144 shares (cost $2,946) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,824

     Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
       3,815 shares (cost $45,703)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,207

     Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2)
       60,690,896 shares (cost $60,690,896) . . . . . . . . . . . . . . . . . . . . . . . .  60,690,896

     Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
       340 shares (cost $3,331) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,018

     Rydex Variable Trust - Arktos Fund (RyArktos)
       103,988 shares (cost $4,292,706) . . . . . . . . . . . . . . . . . . . . . . . . . .   4,273,901

     Rydex Variable Trust - Banking Fund (RyBank)
       10,163 shares (cost $282,294) . . . . . . . . . . . . . . . . . . . . . . . . . . . .    283,246

     Rydex Variable Trust - Basic Materials Fund (RyBasicM)
       27,695 shares (cost $713,284) . . . . . . . . . . . . . . . . . . . . . . . . . . . .    710,101

     Rydex Variable Trust - Biotechnology Fund (RyBioTech)
       6,994 shares (cost $97,070) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     97,979

     Rydex Variable Trust - Consumer Products Fund (RyConsProd)
       12,370 shares (cost $337,642) . . . . . . . . . . . . . . . . . . . . . . . . . . . .    327,684

     Rydex Variable Trust - Electronics Fund (RyElec)
       34,399 shares (cost $520,571) . . . . . . . . . . . . . . . . . . . . . . . . . . . .    507,389

     Rydex Variable Trust - Energy Fund (RyEnergy)
       11,110 shares (cost $224,138) . . . . . . . . . . . . . . . . . . . . . . . . . . . .    225,093

     Rydex Variable Trust - Energy Services Fund (RyEnSvc)
       66,024 shares (cost $1,287,467) . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,132,970

     Rydex Variable Trust - Financial Services Fund (RyFinSvc)
       12,798 shares (cost $301,403) . . . . . . . . . . . . . . . . . . . . . . . . . . . .    303,962


                                                                     (Continued)

                    NATIONWIDE VARIABLE ACCOUNT-4
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued


Rydex Variable Trust - Health Care Fund (RyHealthC)
  167,009 shares (cost $3,288,250) . . . . . . . . . . . . . . . . . . . . . . .. . . . . . .       3,280,059

Rydex Variable Trust - Internet Fund (RyNet)
  7,690 shares (cost $83,932) . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . .         69,364

Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
  54,030 shares (cost $1,320,356) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,357,761

Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
  92,380 shares (cost $2,139,298) . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . .      2,199,562

Rydex Variable Trust - Leisure Fund (RyLeisure)
  27,071 shares (cost $532,803) . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . .        514,883

Rydex Variable Trust - Medius Fund (RyMedius)
  48,534 shares (cost $1,406,397) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      1,437,096

Rydex Variable Trust - Mekros Fund (RyMekros)
  54,315 shares (cost $1,604,477) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,621,858

Rydex Variable Trust - Nova Fund (RyNova)
  799,875 shares (cost $5,452,931) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,487,140

Rydex Variable Trust - OTC Fund (RyOTC)
  171,005 shares (cost $1,690,291) . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . .     1,667,302

Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
  332,778 shares (cost $2,252,908) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,199,663

Rydex Variable Trust - Real Estate Fund (RyRealEst)
  33,322 shares (cost $924,081) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       935,341

Rydex Variable Trust - Retailing Fund (RyRetail)
  6,081 shares (cost $143,382) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      144,730

Rydex Variable Trust - Sector Rotation Fund (RySectRot)
  190,091 shares (cost $1,849,069) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,786,853

Rydex Variable Trust - Technology Fund (RyTech)
  25,678 shares (cost $320,965) . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . .      320,459

Rydex Variable Trust - Telecommunications Fund (RyTele)
  9,980 shares (cost $148,852) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      129,147

Rydex Variable Trust - Titan 500 Fund (RyTitan500)
  52,101 shares (cost $1,102,975) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,098,286

Rydex Variable Trust - Transportation Fund (RyTrans)
  26,234 shares (cost $636,372) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     639,328

Rydex Variable Trust - U.S.Government Bond Fund (RyUSGvtBd)
  1,302,519 shares (cost $14,472,479) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14,952,915

Rydex Variable Trust - Ursa Fund (RyUrsa)
  11,660 shares (cost $84,885)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      83,602

Rydex Variable Trust - Utilities Fund (RyUtil)
  6,578 shares (cost $99,747) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      99,199

Rydex Variable Trust - Velocity 100 Fund (RyVel100)
  226,237 shares (cost $3,418,982)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,511,204



     Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)
       7,204 shares (cost $134,381) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       124,198

     Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
       7,144 shares (cost $147,187) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        75,221

     Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
       338,396 shares (cost $6,290,783) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,468,480

     Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
       449,429 shares (cost $449,429)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        449,428
                                                                                                    -----------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   118,373,837

  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -
                                                                                                    -----------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    118,373,837

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,705
                                                                                                    -----------
CONTRACT OWNERS' EQUITY (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $118,341,132
                                                                                                   ============

































See accompanying notes to financial statements.
-------------------------------------------------------------------------------

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF OPERATIONS
         SIX MONTH PERIOD ENDED JUNE 30, 2002
         (UNAUDITED)

                                             Total             ACVPIncGr3                ACVPUltra3          ACVPVal3
                                             -----             ----------                ----------          --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $       277,764                 --                     --                   --
  Mortality and expense risk charges
    (note 2) .........................          (497,086)                --                     (1)                 (36)
                                          --------------              ------                 -------             -------
    Net investment activity ..........          (219,322)                --                     (1)                 (36)
                                          --------------              ------                 -------             -------

  Proceeds from mutual funds shares
    sold .............................     1,000,013,806                 --                      1                6,301
  Cost of mutual fund shares sold ....    (1,010,341,709)                --                     (1)              (6,301)
                                          --------------              ------                 -------             -------

    Realized gain (loss) on investments      (10,327,903)                --                     --                   --
  Change in unrealized gain (loss)
    on investments ...................          (440,507)                46                    (44)                (859)
                                          --------------              ------                 -------             -------
    Net gain (loss) on investments ...       (10,768,410)                46                    (44)                (859)
                                          --------------              ------                 -------             -------
  Reinvested capital gains ...........               243                 --                     --                   --
                                          --------------              ------                 -------             -------

      Net increase (decrease) in
        contract owners' equity
        resulting from operations ....   $   (10,987,489)                46                    (45)                (895)
                                         ===============              ======                 =======             =======

                                             FidVIPEIS2R           FidVIPConS2R          GVITGvtBd3         GVITMyMkt2
                                             -----------           ------------          ----------         ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............                 --                   --                2,048              127,502
  Mortality and expense risk charges
    (note 2) .........................                (18)                  (3)                (150)            (220,588)
                                                  --------               ------              -------        -------------
    Net investment activity ..........                (18)                  (3)               1,898              (93,086)
                                                  --------               ------              -------        -------------

  Proceeds from mutual funds shares
    sold .............................              2,998                    3              478,336          186,046,618
  Cost of mutual fund shares sold ....             (3,013)                  (3)            (476,496)        (186,046,618)
                                                  --------               ------              -------        -------------
    Realized gain (loss) on investments               (15)                  --                1,840                   --
  Change in unrealized gain (loss)
    on investments ...................             (1,349)                (121)                (496)                  --
                                                  --------               ------              -------        -------------
    Net gain (loss) on investments ...             (1,364)                (121)               1,344                   --
                                                  --------               ------              -------        -------------
  Reinvested capital gains ...........                 --                   --                  173                   --
                                                  --------               ------              -------        -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................              (1,382)                (124)               3,415              (93,086)
                                                 =========               ======              =======        =============

                                                   GVITSmCapVal3        GVITTotRt3       RyArktos        RyBank
                                                   -------------        ----------       --------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $       --                --                --                --
  Mortality and expense risk charges
    (note 2) ..................................            (14)               (4)          (20,982)           (1,706)
                                                  ------------       -----------       -----------       -----------
    Net investment activity ...................            (14)               (4)          (20,982)           (1,706)
                                                  ------------       -----------       -----------       -----------
  Proceeds from mutual funds shares sold ......          7,123             2,954       172,384,698        12,197,614
  Cost of mutual fund shares sold .............         (7,925)           (2,999)     (172,045,464)      (12,215,206)
                                                  ------------       -----------       -----------       -----------
    Realized gain (loss) on investments .......           (802)              (45)          339,234           (17,592)
  Change in unrealized gain (loss)
    on investments ............................           (312)               --           (18,465)            1,556
                                                  ------------       -----------       -----------       -----------
    Net gain (loss) on investments ............         (1,114)              (45)          320,769           (16,036)
                                                  ------------       -----------       -----------       -----------
  Reinvested capital gains ....................             70                --                --                --
                                                  ------------       -----------       -----------       -----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ............................   $     (1,058)              (49)          299,787           (17,742)
                                                  ============       ===========       ===========       ===========

                                                  RyBasicM         RyBioTech          RyConsProd          RyElec
                                                  --------         ---------          ----------          ------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $       --                --                --                --
  Mortality and expense risk charges
    (note 2) ..................................         (1,888)           (3,810)           (2,095)           (5,087)
                                                  ------------       -----------       -----------       -----------
    Net investment activity ...................         (1,888)           (3,810)           (2,095)           (5,087)
                                                  ------------       -----------       -----------       -----------
  Proceeds from mutual funds shares sold ......      3,320,678        35,830,522         3,187,223         22,618,622
  Cost of mutual fund shares sold .............     (3,324,805)      (36,552,477)       (3,178,767)      (22,919,680)
                                                  ------------       -----------       -----------       -----------
    Realized gain (loss) on investments .......         (4,127)         (721,955)            8,456          (301,058)
  Change in unrealized gain (loss)
    on investments ............................         (3,179)            2,295            (9,975)          (10,444)
                                                  ------------       -----------       -----------       -----------
    Net gain (loss) on investments ............         (7,306)         (719,660)           (1,519)         (311,502)
                                                  ------------       -----------       -----------       -----------
  Reinvested capital gains ....................           --                --                --                --
                                                  ------------       -----------       -----------       -----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ............................   $     (9,194)         (723,470)           (3,614)         (316,589)
                                                  ============       ===========       ===========       ===========

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF OPERATIONS, CONTINUED
         SIX MONTH PERIOD ENDED JUNE 30, 2002
         (UNAUDITED)


                                         RyEnergy         RyEnSvc          RyFinSvc        RyHealthC          RyNet
                                        ----------      -----------       ----------      -----------      -----------

INVESTMENT ACTIVITY:
   Reinvested dividends .............  $        --               --               --               --               --
   Mortality and expense risk charges
     (note 2) .......................       (1,499)          (6,399)            (733)          (2,002)          (1,328)
                                        ----------      -----------       ----------      -----------      -----------
     Net investment activity ........       (1,499)          (6,399)            (733)          (2,002)          (1,328)
                                        ----------      -----------       ----------      -----------      -----------

Proceeds from mutual funds shares
  sold...............................    3,359,820       16,844,999        2,805,926       10,613,550       13,835,985
Cost of mutual fund shares sold .....   (3,392,251)     (16,849,622)      (2,829,505)     (10,794,017)     (13,954,358)
                                        ----------      -----------       ----------      -----------      -----------
   Realized gain (loss) on
      investments....................      (32,431)          (4,623)         (23,579)        (180,467)        (118,373)
Change in unrealized gain (loss)
   on investments ...................          749         (152,965)           2,113           (8,192)         (14,542)
                                        ----------      -----------       ----------      -----------      -----------
   Net gain (loss) on investments ...      (31,682)        (157,588)         (21,466)        (188,659)        (132,915)
                                        ----------      -----------       ----------      -----------      -----------
Reinvested capital gains ............           --               --               --               --               --
                                        ----------      -----------       ----------      -----------      -----------

     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...  $    (33,181)        (163,987)         (22,199)        (190,661)        (134,243)
                                       ===========      ===========       ==========       ==========      ===========

                                                   RyLgCapEuro      RyLgCapJapan      RyLeisure
                                                   -----------      ------------      ----------
INVESTMENT ACTIVITY:
   Reinvested dividends .................               --                 --                --
   Mortality and expense risk charges
     (note 2) ...........................             (7,034)           (12,586)           (2,759)
                                                 -----------        -----------        ----------
     Net investment activity ..............           (7,034)           (12,586)           (2,759)
                                                 -----------        -----------        ----------
  Proceeds from mutual funds shares
    sold....................................     (28,150,623)        49,063,932         5,211,531
  Cost of mutual fund shares sold ..........     (28,319,451)       (49,918,559)       (5,239,985)
                                                 -----------        -----------        ----------
     Realized gain (loss) on
        investments....................             (168,828)           854,627)          (28,454)
  Change in unrealized gain (loss)
     on investments ...................               34,223             60,264           (18,545)
                                                 -----------        -----------        ----------
     Net gain (loss) on investments ...             (134,605)          (794,363)          (46,999)
                                                 -----------        -----------        ----------
  Reinvested capital gains .........                      --                 --                --
                                                 -----------        -----------        ----------
       Net increase (decrease) in contract
         owners' equity resulting from
         operations ....................            (141,639)          (806,949)          (49,758)
                                                 ===========        ===========        ==========



                                                     RyMedius          RyMekros          RyNova             RyOTC
                                                   -----------       -----------       -----------       -----------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................     $       --                --                --                --
   Mortality and expense risk charges
      (note 2) ...............................          (9,088)          (20,746)          (13,125)          (13,223)
                                                   -----------       -----------       -----------       -----------
      Net investment activity ................         (9,088)          (20,746)          (13,125)          (13,223)
                                                   -----------       -----------       -----------       -----------

   Proceeds from mutual funds shares sold ....     42,012,347        62,323,594        28,111,889        33,389,957
   Cost of mutual fund shares sold ...........    (42,300,109)      (63,245,160)      (28,878,428)      (34,977,853)
                                                   -----------       -----------       -----------       -----------
      Realized gain (loss) on investments .....      (287,762)         (921,566)         (766,539)       (1,587,896)
   Change in unrealized gain (loss)
      on investments ..........................        31,897            24,515            27,600            (7,231)
                                                   -----------       -----------       -----------       -----------
      Net gain (loss) on investments ..........      (255,865)         (897,051)         (738,939)       (1,595,127)
                                                   -----------       -----------       -----------       -----------
   Reinvested capital gains ..................           --                --                --                --
                                                   -----------       -----------       -----------       -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........                $   (264,953)         (917,797)         (752,064)       (1,608,350)
                                                  ===========       ===========       ===========       ===========



                                                   RyPrecMet         RyRealEst          RyRetail           RySectRot
                                                  -----------        ----------        ----------          ----------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................            --                --                --                --
   Mortality and expense risk charges
      (note 2) ...............................        (9,915)           (1,318)           (2,531)           (2,317)
                                                  -----------        ----------        ----------         ---------
      Net investment activity ................        (9,915)           (1,318)           (2,531)           (2,317)
                                                  -----------        ----------        ----------         ---------

   Proceeds from mutual funds shares sold ....    24,585,046         2,995,130         7,678,163           675,115
   Cost of mutual fund shares sold ...........   (24,750,848)       (2,997,531)       (7,705,423)         (727,762)
                                                  -----------        ----------        ----------         ---------
      Realized gain (loss) on investments ....      (165,802)           (2,401)          (27,260)          (52,647)
   Change in unrealized gain (loss)
      on investments .........................       (52,167)           11,565             1,394           (62,215)
                                                  -----------        ----------        ----------         ---------
      Net gain (loss) on investments .........      (217,969)            9,164           (25,866)         (114,862)
                                                  -----------        ----------        ----------         ---------
   Reinvested capital gains ..................          --                --                --                --
                                                  -----------        ----------        ----------         ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ......................       (227,884)            7,846           (28,397)         (117,179)
                                                  ===========        ==========        ==========         =========




                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4
    STATEMENTS OF OPERATIONS, CONTINUED
    SIX MONTH PERIOD ENDED JUNE 30, 2002
    (UNAUDITED)

                                                      RyTech            RyTele         RyTitan500          RyTrans
                                                    ----------        ----------       -----------        ----------

    INVESTMENT ACTIVITY:
       Reinvested dividends .................     $       --                --                --                --
       Mortality and expense risk charges
          (note 2) ..........................           (1,346)             (890)           (4,013)           (2,235)
                                                    ----------        ----------       -----------        ----------
          Net investment activity ...........           (1,346)             (890)           (4,013)           (2,235)
                                                    ----------        ----------       -----------        ----------

       Proceeds from mutual funds shares
          sold ..............................          932,314         1,197,039        32,384,692         6,553,093
       Cost of mutual fund shares sold ......       (1,026,501)       (1,254,087)      (32,520,119)       (6,444,448)
                                                    ----------        ----------       -----------        ----------
          Realized gain (loss) on
             investments ....................          (94,187)          (57,048)         (135,427)          108,645
       Change in unrealized gain (loss)
          on investments ....................            1,778           (19,682)           (4,715)            2,963
                                                    ----------        ----------       -----------        ----------
          Net gain (loss) on investments ....          (92,409)          (76,730)         (140,142)          111,608
                                                    ----------        ----------       -----------        ----------
       Reinvested capital gains .............             --                --                --                --
                                                    ----------        ----------       -----------        ----------
          Net increase (decrease) in contract
              owners' equity resulting from
              operations.....................     $    (93,755)          (77,620)         (144,155)          109,373
                                                    ==========        ==========       ===========        ==========


                                                    RyUSGvtBd         RyUrsa             RyUtil          RyVel100
                                                   ----------       -----------        ----------      ------------

    INVESTMENT ACTIVITY:
       Reinvested dividends .................         145,214              --                --                --
       Mortality and expense risk charges
          (note 2) ..........................         (50,749)           (6,971)           (1,860)          (21,666)
                                                   ----------       -----------        ----------      ------------
          Net investment activity ...........          94,465            (6,971)           (1,860)          (21,666)
                                                   ----------       -----------        ----------      ------------

       Proceeds from mutual funds shares
          sold ..............................       6,268,428        18,910,669         6,331,195       159,103,291
       Cost of mutual fund shares sold ......      (6,270,574)      (18,786,532)       (6,411,033)     (163,333,585)
                                                   ----------       -----------        ----------      ------------
          Realized gain (loss) on
             investments ....................          (2,146)          124,137           (79,838)       (4,230,294)
       Change in unrealized gain (loss)
          on investments ....................         476,117            (1,211)             (869)           92,551
                                                   ----------       -----------        ----------      ------------
          Net gain (loss) on investments ....         473,971           122,926           (80,707)       (4,137,743)
                                                   ----------       -----------        ----------      ------------
       Reinvested capital gains .............            --                --                --                --
                                                   ----------       -----------        ----------      ------------
          Net increase (decrease) in contract
             owners' equity resulting from
             operations......................         568,436           115,955           (82,567)       (4,159,409)
                                                   ==========       ===========        ==========      ============


                                                        SBGSFundVal     SBGSIHiGr       SBTSIntlGro     SBTSLgCap       SBTSMMkt
                                                        -----------     ---------       -----------     ---------       --------

    INVESTMENT ACTIVITY:
       Reinvested dividends ..................         $       --            --               --               --          3,000
       Mortality and expense risk charges
          (note 2) ...........................                 (874)         --                (520)      (39,347)        (2,909)
                                                        -----------     ---------       -----------     ---------       --------
          Net investment activity ............                 (874)         --                (520)      (39,347)            91
                                                        -----------     ---------       -----------     ---------       --------

       Proceeds from mutual funds shares sold ...             7,511          --                 540       436,896         22,506
       Cost of mutual fund shares sold ..........            (7,269)         --                (748)     (474,390)       (22,505)
                                                        -----------     ---------       -----------     ---------       --------
          Realized gain (loss) on investments ...               242          --                (208)      (37,494)             1
       Change in unrealized gain (loss)
          on investments ........................           (13,632)         --             (10,110)     (805,780)            --
                                                        -----------     ---------       -----------     ---------       --------
          Net gain (loss) on investments ........           (13,390)         --             (10,318)     (843,274)             1
                                                        -----------     ---------       -----------     ---------       --------
       Reinvested capital gains .................              --            --              --              --             --
                                                        -----------     ---------       -----------     ---------       --------
          Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................      $    (14,264)         --             (10,838)     (882,621)            92
                                                        ===========     =========       ===========     =========       ========


                                                         SBVAFIncGro    SBVAFResAcct    SBVAFUSGovHQ
                                                         -----------    ------------    ------------

    INVESTMENT ACTIVITY:
       Reinvested dividends .....................               --              --            --
       Mortality and expense risk charges
          (note 2) ..............................               (721)           --            --
                                                         -----------    ------------    ------------
          Net investment activity ...............               (721)           --            --
                                                         -----------    ------------    ------------

       Proceeds from mutual funds shares sold ...            123,974            --               360
       Cost of mutual fund shares sold ..........           (128,944)           --              (357)
                                                         -----------    ------------    ------------
          Realized gain (loss) on investments ...             (4,970)           --                 3
       Change in unrealized gain (loss)
          on investments ........................              4,970            --                (3)
                                                         -----------    ------------    ------------
          Net gain (loss) on investments ........               --              --            --
                                                         -----------    ------------    ------------
       Reinvested capital gains .................               --              --            --
                                                         -----------    ------------    ------------
             Net increase (decrease) in contract
               owners' equity resulting from
               operations........................               (721)           --            --
                                                         ===========    ============    ============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                Total                       ACVPIncGr3
                                                 -------------------------------        ----------------
                                                      2002                2001          2002        2001
                                                 -------------          ---------       -----      ------
    INVESTMENT ACTIVITY:
       Net investment income ...............     $    (219,322)            87,516          --        --
       Realized gain (loss) on
          investments ......................       (10,327,903)          (695,554)         --        --
       Change in unrealized gain (loss)
          on investments ...................          (440,507)          (603,774)         46        --
       Reinvested capital gains ............               243            744,338          --        --
                                                 -------------         ----------      ------      ------
          Net increase (decrease) in
             contract owners' equity resulting
             from operations ..............        (10,987,489)          (467,474)         46        --
                                                 -------------         ----------      ------      ------

    EQUITY TRANSACTIONS:
       Purchase payments received from
          contract owners ..................       101,709,622               --         2,377        --
       Transfers between funds .............                --               --            --        --
       Redemptions .........................        (6,099,487)        (1,034,839)         --        --
       Annuity benefits ....................           (11,282)           (12,932)         --        --
       Annual contract maintenance charges
          (note 2) .........................            (1,759)            (2,030)         --        --
       Contingent deferred sales charges
          (note 2) .........................           (26,467)              --            --        --
       Adjustments to maintain reserves ....           (44,918)               650          --        --
                                                 -------------         ----------      ------      ------
             Net equity transactions .......        95,525,709         (1,049,151)      2,377        --
                                                 -------------         ----------      ------      ------

    NET CHANGE IN CONTRACT OWNERS' EQUITY ..        84,538,220         (1,516,625)      2,423        --
    CONTRACT OWNERS' EQUITY BEGINNING
       OF PERIOD ...........................        33,802,912         10,097,920          --        --
                                                 -------------         ----------      ------      ------
    CONTRACT OWNERS' EQUITY END
       OF PERIOD............................     $ 118,341,132          8,581,295       2,423        --
                                                 =============         ==========      ======      ======

    CHANGES IN UNITS:
       Beginning units .....................         2,894,276            329,057          --        --
                                                 -------------         ----------      ------      ------
       Units purchased .....................        11,813,644              1,306         263        --
       Units redeemed ......................        (2,641,579)           (39,974)         --        --
                                                 -------------         ----------      ------      ------
       Ending units ........................        12,062,123            290,389         263        --
                                                 =============         ==========      ======      ======

                                                ACVPUltra3              ACVPVal3
                                              ---------------        --------------
                                               2002      2001         2002     2001
                                              ------    ------       ------   ------
    INVESTMENT ACTIVITY:
       Net investment income ...............      (1)       --        (36)        --
       Realized gain (loss) on
          investments.......................      --        --         --         --
       Change in unrealized gain (loss)
          on investments ...................     (44)       --       (859)        --
       Reinvested capital gains ............      --        --         --         --
                                              ------    ------     ------     ------
          Net increase (decrease) in contract
             owners' equity resulting from
             operations ....................     (45)       --       (895)        --
                                              ------    ------     ------     ------

    EQUITY TRANSACTIONS:
       Purchase payments received from
          contract owners ..................      --        --         --         --
       Transfers between funds .............     550        --     78,390         --
       Redemptions .........................      --        --        (63)        --
       Annuity benefits ....................      --        --         --         --
       Annual contract maintenance charges
          (note 2) .........................      --        --         --         --
       Contingent deferred sales charges
          (note 2) .........................      --        --         --         --
       Adjustments to maintain reserves ....       4        --         (3)        --
                                              ------    ------     ------     ------
          Net equity transactions ..........     554        --     78,324         --
                                              ------    ------     ------     ------

    NET CHANGE IN CONTRACT OWNERS' EQUITY ..     509        --     77,429         --
    CONTRACT OWNERS' EQUITY BEGINNING
       OF PERIOD ...........................      --        --         --         --
                                              ------    ------     ------     ------
    CONTRACT OWNERS' EQUITY END
       OF PERIOD............................     509        --     77,429         --
                                              ======    ======     ======     ======

    CHANGES IN UNITS:
       Beginning units .....................      --        --         --         --
                                              ------    ------     ------     ------
       Units purchased .....................      56        --      8,098         --
       Units redeemed ......................      --        --         (6)        --
                                              ------    ------     ------     ------
       Ending units ........................      56        --      8,092         --
                                              ======    ======     ======     ======

                                                                     (Continued)

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                              FidVIPEIS2R                  FidVIPConS2R
                                                          -------------------           ----------------
                                                           2002         2001             2002       2001
                                                          ------       ------           ------     ------
INVESTMENT ACTIVITY:
   Net investment income ..................             $    (18)         --                (3)         --
   Realized gain (loss) on investments.....                  (15)         --                --          --
   Change in unrealized gain (loss)
      on investments ......................               (1,349)         --              (121)         --
   Reinvested capital gains ...............                   --          --                --          --
                                                        --------       -----            ------      ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................               (1,382)         --              (124)         --
                                                        --------       -----            ------      ------

EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners .....................               22,500          --                --          --
   Transfers between funds ................               15,040          --             2,949          --
   Redemptions ............................                  (30)         --                --          --
   Annuity benefits .......................                   --          --                --          --
   Annual contract maintenance charge
      (note 2) ............................                   --          --                --          --
   Contingent deferred sales charges
      (note 2) ............................                   --          --                --          --
   Adjustments to maintain reserves .......                   (3)         --                (5)         --
                                                        --------       -----            ------      ------
      Net equity transactions .............               37,507          --             2,944          --
                                                        --------       -----            ------      ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....               36,125          --             2,820          --
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD ..............................                   --          --                --          --
                                                        --------       -----            ------      ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....             $ 36,125          --             2,820          --
                                                        ========       =====            ======      ======

CHANGES IN UNITS:
   Beginning units ........................                   --          --                --          --
                                                        --------       -----            ------      ------
   Units purchased ........................                3,876          --               296          --
   Units redeemed .........................                   (3)         --                --          --
                                                        --------       -----            ------      ------
   Ending units ...........................                3,873          --               296          --
                                                        ========       =====            ======      ======

                                                              GVITGvtBd3                      GVITMyMkt2
                                                        ---------------------          ----------------------
                                                         2002            2001           2002             2001
                                                        ------          ------         -----            -----
INVESTMENT ACTIVITY:
   Net investment income ..................              1,898             --           (93,086)           --
   Realized gain (loss) on investments.....              1,840             --                --            --
   Change in unrealized gain (loss)
      on investments ......................               (496)            --                --            --
   Reinvested capital gains ...............                173             --                --            --
                                                        ------          -----        ----------         -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................              3,415             --           (93,086)           --
                                                        ------          -----        ----------         -----

EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners .....................              5,831             --        75,802,848            --
   Transfers between funds ................             37,369             --       (23,863,129)           --
   Redemptions ............................             (1,408)            --        (5,050,966)           --
   Annuity benefits .......................                 --             --                --            --
   Annual contract maintenance charge
      (note 2) ............................                 --             --                --            --
   Contingent deferred sales charges
      (note 2) ............................                 --             --           (19,687)           --
   Adjustments to maintain reserves .......                 60             --            (1,070)           --
                                                        ------          -----        ----------         -----
      Net equity transactions .............             41,852             --        46,867,996            --
                                                        ------          -----        ----------         -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....             45,267             --        46,774,910            --
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD ..............................                 --             --        13,783,612            --
                                                        ------          -----        ----------         -----
CONTRACT OWNERS' EQUITY END OF PERIOD .....             45,267             --        60,558,522            --
                                                        ======          =====        ==========         =====

CHANGES IN UNITS:
   Beginning units ........................                 --             --         1,379,982            --
                                                        ------          -----        ==========         -----
   Units purchased ........................              4,589             --         5,995,647            --
   Units redeemed .........................               (140)            --        (1,297,294)           --
                                                        ------          -----        ==========         -----
   Ending units ...........................              4,449             --         6,078,335            --
                                                        ======          =====        ==========         =====

                                                                     (Continued)

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                                 GVITSmCapVal3                  GVITTotRt3
                                                            ------------------------        -----------------
                                                                2002          2001             2002      2001
                                                               ------        ------           ------    ------

        INVESTMENT ACTIVITY:
            Net investment income.....................      $      (14)         --               (4)         --
            Realized gain (loss) on investments.......            (802)         --              (45)         --
            Change in unrealized gain (loss)
               on investments.........................            (312)         --               --          --
            Reinvested capital gains..................              70          --               --          --
                                                            ----------      ------           ------      ------
               Net increase (decrease) in contract
                  owners' equity resulting from
                  operations...........................         (1,058)         --              (49)         --
                                                            ----------      ------           ------      ------

         EQUITY TRANSACTIONS:
            Purchase payments received from
               contract owners........................              --          --               --          --
            Transfers between funds...................           4,148          --               79          --
            Redemptions...............................             (71)         --              (30)         --
            Annuity benefits..........................              --          --               --          --
            Annual contract maintenance charges
               (note 2)...............................              --          --               --          --
            Contingent deferred sales charges
               (note 2)...............................              --          --               --          --
            Adjustments to maintain reserves..........               2          --               --          --
                                                            ----------      ------           ------      ------
                  Net equity transactions.............           4,079          --               49          --
                                                            ----------      ------           ------      ------

         NET CHANGE IN CONTRACT OWNERS' EQUITY........           3,021          --               --          --
         CONTRACT OWNERS' EQUITY BEGINNING
           OF PERIOD..................................              --          --               --          --
                                                            ----------      ------           ------      ------
         CONTRACT OWNERS' EQUITY END OF PERIOD........      $    3,021          --               --          --
                                                            ===========      ======          ======      ======

         CHANGES IN UNITS:
            Beginning units..............................           --          --               --          --
                                                            ----------      ------           ------      ------
            Units purchased..............................          356          --               --          --
            Units redeemed...............................           (6)         --               --          --
                                                            ----------      ------           ------      ------
            Ending units.................................          350          --               --          --
                                                            ==========      ======           ======      ======

                                                                      RyArktos                         RyBank
                                                            --------------------------      ---------------------------
                                                               2002               2001         2002              2001
                                                            ---------            ------       -------            -----

        INVESTMENT ACTIVITY:
            Net investment income.....................      (20,982)               --        (1,706)               --
            Realized gain (loss) on investments.......      339,234                --       (17,592)               --
            Change in unrealized gain (loss)
               on investments.........................      (18,465)               --         1,556                --
            Reinvested capital gains..................           --                --            --                --
                                                          ---------            ------       -------             -----
               Net increase (decrease) in contract
                  owners' equity resulting from
                  operations...........................     299,787                --       (17,742)               --
                                                          ---------            ------       -------             -----

         EQUITY TRANSACTIONS:
            Purchase payments received from
               contract owners........................       37,526                --       113,901                --
            Transfers between funds...................    3,941,455                --        82,619                --
            Redemptions...............................      (27,396)               --        (1,371)               --
            Annuity benefits..........................           --                --            --                --
            Annual contract maintenance charges
               (note 2)...............................           --                --            --                --
            Contingent deferred sales charges
               (note 2)...............................       (1,550)               --            --                --
            Adjustments to maintain reserves..........        2,702                --        12,782                --
                                                          ---------            ------       -------             -----
                  Net equity transactions.............    3,952,737                --       207,931                --
                                                          ---------            ------       -------             -----

         NET CHANGE IN CONTRACT OWNERS' EQUITY........    4,252,524                --       190,189                --
         CONTRACT OWNERS' EQUITY BEGINNING
           OF PERIOD..................................       24,597                --        93,629                --
                                                          ---------            ------       -------             -----
         CONTRACT OWNERS' EQUITY END OF PERIOD........    4,277,121                --       283,818                --
                                                          =========            ======       =======             =====

         CHANGES IN UNITS:
            Beginning units..............................     3,558                --         9,088                --
                                                          ---------            ------       -------             -----
            Units purchased..............................   445,630                --        16,118                --
            Units redeemed...............................    (3,027)               --          (111)               --
                                                          ---------            ------       -------             -----
            Ending units.................................   446,161                --        25,095                --
                                                          =========            ======       =======             =====

                                                                     (Continued)

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                             RyBasicM                   RyBioTech
                                                      -----------------------      ------------------
                                                        2002            2001          2002      2001
                                                      -------         -------      --------   -------
     INVESTMENT ACTIVITY:
        Net investment income ................        $ (1,888)         --          (3,810)      --
        Realized gain (loss) on
           investments........................          (4,127)         --        (721,955)      --
        Change in unrealized gain (loss)
           on investments ....................          (3,179)         --           2,295       --
        Reinvested capital gains .............              --          --             --        --
                                                       -------        -------      --------   -------
           Net increase (decrease) in contract
              owners' equity resulting from
              operations .....................          (9,194)         --        (723,470)      --
                                                       -------        -------      --------   -------
     EQUITY TRANSACTIONS:
        Purchase payments received from
           contract owners ...................         268,651          --          27,629       --
        Transfers between funds ..............         454,171          --         752,958       --
        Redemptions ..........................          (3,510)         --          (1,640)      --
        Annuity benefits .....................              --          --            --         --
        Annual contract maintenance charges
           (note 2) ..........................              --          --            --         --
        Contingent deferred sales charges
           (note 2) ..........................             (62)         --            --         --
        Adjustments to maintain reserves .....            (452)         --           4,006       --
                                                       -------       -------      --------   -------
           Net equity transactions ...........         718,798          --         782,953       --
                                                       -------       -------      --------   -------

     NET CHANGE IN CONTRACT OWNERS' EQUITY....         709,604          --          59,483       --
     CONTRACT OWNERS' EQUITY BEGINNING
     OF PERIOD ...............................           2,137          --          38,404       --
                                                       -------       -------      --------   -------
     CONTRACT OWNERS' EQUITY END
        OF PERIOD............................         $711,741          --          97,887       --
                                                      ========       =======      ========   =======

     CHANGES IN UNITS:
        Beginning units .....................              192          --           3,359       --
                                                       -------       -------      --------   -------
        Units purchased .....................           60,874          --          11,883       --
        Units redeemed ......................             (293)         --             (25)      --
                                                       -------       -------      --------   -------
        Ending units ........................           60,773          --          15,217       --
                                                      ========       =======      ========   =======



                                                            RyConsProd               RyElec
                                                       ------------------       ----------------
                                                          2002      2001          2002      2001
                                                       ---------  -------       -------    ------
     INVESTMENT ACTIVITY:
        Net investment income ...............          (2,095)      --          (5,087)       --
        Realized gain (loss) on
           investments.......................           8,456       --        (301,058)       --
        Change in unrealized gain (loss)
           on investments ...................          (9,975)      --         (10,444)       --
        Reinvested capital gains ............              --       --              --        --
                                                      --------    -------       -------     ------
           Net increase (decrease) in contract
              owners' equity resulting from
              operations ....................          (3,614)      --        (316,589)       --
                                                      --------    -------       -------     ------
     EQUITY TRANSACTIONS:
        Purchase payments received from
           contract owners ..................         247,077       --         182,691        --
        Transfers between funds .............          86,510       --         659,212        --
        Redemptions .........................          (4,056)      --         (48,822)       --
        Annuity benefits ....................            --         --            --          --
        Annual contract maintenance charges
           (note 2) .........................            --         --            --          --
        Contingent deferred sales charges
           (note 2) .........................            --         --            --          --
        Adjustments to maintain reserves ....             630       --         (28,176)       --
                                                     ---------   -------       -------     ------
           Net equity transactions ..........         330,161       --         764,905        --
                                                     ---------   -------       -------     ------

     NET CHANGE IN CONTRACT OWNERS' EQUITY...         326,547       --         448,316        --
     CONTRACT OWNERS' EQUITY BEGINNING
     OF PERIOD ...........................              1,128       --          59,125        --
                                                     ---------   -------       -------     ------
     CONTRACT OWNERS' EQUITY END
        OF PERIOD........................             327,675       --         507,441        --
                                                     =========   =======       =======     =======

     CHANGES IN UNITS:
        Beginning units .................                 109       --           4,181      --
                                                     ---------   -------       -------    ------
        Units purchased .................              30,739       --          48,912      --
        Units redeemed ..................                (365)      --          (2,542)     --
                                                     ---------   -------       -------    ------
        Ending units ....................              30,483       --          50,551      --
                                                     =========   =======       =======    =======

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                        RyEnergy                  RyEnSvc
                                                   -------------------        -----------------
                                                     2002        2001           2002      2001
                                                     ----        ----           ----      ----
     INVESTMENT ACTIVITY:
        Net investment income ..................   $(1,499)       --          (6,399)      --
        Realized gain (loss) on
           investments .........................   (32,431)       --          (4,623)      --
        Change in unrealized gain (loss)
           on investments ......................       749        --        (152,965)      --
        Reinvested capital gains ...............        --        --              --       --
                                                   -------       ----       --------      ----
           Net increase (decrease) in contract
              owners' equity resulting from
              operations .......................   (33,181)       --        (163,987)      --
                                                   -------       ----       --------      ----

     EQUITY TRANSACTIONS:
        Purchase payments received from
           contract owners .....................   184,556        --         183,722       --
        Transfers between funds .............       70,403        --         762,929       --
        Redemptions .........................         (911)       --         (72,565)      --
        Annuity benefits ....................           --        --              --       --
        Annual contract maintenance charges
           (note 2) ............................        --        --              --       --
        Contingent deferred sales charges
           (note 2) ............................        --        --            (123)      --
        Adjustments to maintain reserves ....          (36)       --           1,385       --
                                                   -------       ----       --------      ----
        Net equity transactions .............      254,012        --         875,348       --
                                                   -------       ----       --------      ----

     NET CHANGE IN CONTRACT OWNERS' EQUITY         220,831        --         711,361       --
     CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................        4,576        --         424,310       --
                                                   -------       ----       --------      ----
     CONTRACT OWNERS' EQUITY END OF PERIOD      $  225,407        --       1,135,671       --
                                                ==========       ====      =========      ====

     CHANGES IN UNITS:
        Beginning units .....................          444        --          33,477       --
                                                   -------       ----       --------      ----
        Units purchased .....................       22,565        --          63,955       --
        Units redeemed ......................          (80)       --          (4,251)      --
                                                   --------      ----       --------      ----
        Ending units ........................       22,929        --          93,181       --
                                                 ==========      ====      =========      ====


                                                          RyFinSvc                RyHealthC
                                                     ------------------       -----------------
                                                       2002      2001           2002      2001
                                                       ----      ----           ----      ----
     INVESTMENT ACTIVITY:
        Net investment income ..................       (733)       --          (2,002)     --
        Realized gain (loss) on
           investments .........................    (23,579)       --        (180,467)     --
        Change in unrealized gain (loss)
           on investments ......................      2,113        --          (8,192)     --
        Reinvested capital gains ...............         --        --             --       --
                                                    -------       ----       --------     ----
           Net increase (decrease) in contract
              owners' equity resulting from
              operations .......................    (22,199)       --        (190,661)     --
                                                    -------       ----       --------     ----

     EQUITY TRANSACTIONS:
        Purchase payments received from
           contract owners .....................     122,702        --        175,925      --
        Transfers between funds .............        168,473        --      3,296,008      --
        Redemptions .........................          (464)        --         (1,416)     --
        Annuity benefits ....................           --          --             --      --
        Annual contract maintenance charges
           (note 2) ............................        --          --             --      --
        Contingent deferred sales charges
           (note 2) ............................        --          --             --      --
        Adjustments to maintain reserves ....           84          --            (41)     --
                                                    -------        ----     ---------     ----
        Net equity transactions .............       290,795         --      3,470,476      --
                                                    -------        ----     ---------     ----

     NET CHANGE IN CONTRACT OWNERS' EQUITY          268,596         --      3,279,815      --
     CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................        35,360         --            226      --
                                                    -------        ----     ---------     ----
     CONTRACT OWNERS' EQUITY END OF PERIOD          303,956         --      3,280,041      --
                                                    =======       =====     =========     ====

     CHANGES IN UNITS:
        Beginning units .....................         3,379         --             23      --
                                                     -------       ----     ---------     ----
        Units purchased .....................        26,039         --        407,241      --
        Units redeemed ......................           (41)        --           (166)     --
                                                     -------       ----      ---------    ----
        Ending units ........................        29,377         --        407,098      --
                                                    =======       =====      =========    ====

                                                                     (Continued)

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                              RyNet                       RyLgCapEuro
                                                      ---------------------         ---------------------
                                                        2002         2001              2002         2001
                                                      --------      ------          --------       ------

   INVESTMENT ACTIVITY:
      Net investment income ................       $   (1,328)        --              (7,034)        --
      Realized gain (loss) on
         investments........................          (118,373)       --            (168,828)        --
      Change in unrealized gain (loss)
         on investments ....................          (14,542)        --              34,223         --
      Reinvested capital gains .............             --           --                --           --
                                                      --------      ------          --------       ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................         (134,243)        --            (141,639)        --
                                                     --------      ------           --------       ------

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................           89,286         --             137,570         --
      Transfers between funds ..............          149,030         --             989,929         --
      Redemptions ..........................          (34,371)        --             (15,161)        --
      Annuity benefits .....................             --           --                --           --
      Annual contract maintenance charges
         (note 2) ..........................             --           --                --           --
      Contingent deferred sales charges
         (note 2) ..........................             --           --                --           --
      Adjustments to maintain reserves .....             (449)        --                (708)        --
                                                      --------      ------          --------       ------
            Net equity transactions ........          203,496         --           1,111,630         --
                                                      --------      ------          --------       ------

   NET CHANGE IN CONTRACT OWNERS' EQUITY               69,253         --             969,991         --
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ............................              658         --             389,892         --
                                                      --------      ------          --------       ------
   CONTRACT OWNERS' EQUITY END OF PERIOD           $   69,911         --           1,359,883         --
                                                   ===========      ======         =========       ======

   CHANGES IN UNITS:
      Beginning units ......................                47         --             35,296         --
                                                      --------      ------          --------       ------
      Units purchased ......................             9,838         --            104,309         --
      Units redeemed .......................            (1,101)        --             (1,366)        --
                                                      --------      ------          --------       ------
      Ending units .........................             8,784         --            138,239         --
                                                   ===========      ======         =========       ======



                                                          RyLgCapJapan                      RyLeisure
                                                      ---------------------          ---------------------
                                                         2002         2001              2002         2001
                                                      --------       ------           -------       ------

   INVESTMENT ACTIVITY:
      Net investment income ................           (12,586)        --              (2,759)        --
      Realized gain (loss) on
         investments........................          (854,627)        --             (28,454)        --
      Change in unrealized gain (loss)
         on investments ....................            60,264         --             (18,545)        --
      Reinvested capital gains .............              --           --                --           --
                                                      --------       ------           -------       ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................          (806,949)        --             (49,758)        --
                                                       --------      ------            -------      ------

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................            46,657         --             143,504         --
      Transfers between funds ..............         2,966,861         --             361,900         --
      Redemptions ..........................            (6,955)        --              (1,353)        --
      Annuity benefits .....................              --           --                --           --
      Annual contract maintenance charges
         (note 2) ..........................              --           --                --           --
      Contingent deferred sales charges
         (note 2) ..........................              --           --                --           --
      Adjustments to maintain reserves .....              (634)        --              23,238         --
                                                      --------       ------           -------       ------
            Net equity transactions ........         3,005,929         --             527,289         --
                                                      --------       ------           -------       ------

   NET CHANGE IN CONTRACT OWNERS' EQUITY             2,198,980         --             477,531         --
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ............................              --           --              37,711         --
                                                      --------       ------           -------       ------
   CONTRACT OWNERS' EQUITY END OF PERIOD             2,198,980         --             515,242         --
                                                     =========       ======           =======       ======

   CHANGES IN UNITS:
      Beginning units ......................               --           --              3,229         --
                                                      --------       ------           -------       ------
      Units purchased ......................           237,878         --              39,094         --
      Units redeemed .......................              (546)        --                (104)        --
                                                      --------       ------           -------       ------
      Ending units .........................           237,332         --              42,219         --
                                                     =========       ======           =======       ======

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                             RyMedius                         RyMekros
                                                       --------------------           --------------------
                                                       2002           2001            2002           2001
                                                       ----           ----            ----           ----
   INVESTMENT ACTIVITY:
      Net investment income ................        $    (9,088)       --             (20,746)         --
      Realized gain (loss) on
         investments........................           (287,762)       --            (921,566)         --
      Change in unrealized gain (loss)
         on investments ....................             31,897        --              24,515          --
      Reinvested capital gains .............               --          --                --            --
                                                      ---------      ------        -----------       ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................           (264,953)       --            (917,797)         --
                                                      ---------      ------        -----------       ------

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................            235,141        --           7,914,451          --
      Transfers between funds ..............          1,077,292        --         (13,517,573)         --
      Redemptions ..........................           (18,864)        --              (22,709)        --
      Annuity benefits .....................              --           --                 --           --
      Annual contract maintenance charges
         (note 2) ..........................              --           --                 --           --
      Contingent deferred sales charges
         (note 2) ..........................              --           --                 --           --
      Adjustments to maintain reserves .....               952         --               (9,426)        --
                                                      ---------      ------       -----------       ------
            Net equity transactions ........         1,294,521         --           (5,635,257)        --
                                                     ---------       ------       -----------       ------

   NET CHANGE IN CONTRACT OWNERS' EQUITY....         1,029,568         --           (6,553,054)        --
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ...........................            437,151         --            8,278,549         --
                                                     ---------       ------        -----------       ------
   CONTRACT OWNERS' EQUITY END OF PERIOD...        $ 1,466,719         --            1,725,495         --
                                                     =========       ======        ===========       ======

   CHANGES IN UNITS:
      Beginning units .....................             35,445         --              651,243         --
                                                     ---------       ------        -----------       ------
      Units purchased ......................            92,073         --              710,558         --
      Units redeemed .......................            (1,286)        --           (1,215,644)        --
                                                     ---------       ------        -----------       ------
      Ending units .........................           126,232         --              146,157         --
                                                     =========       ======        ===========       ======

                                                                  RyNova                         RyOTC
                                                           -----------------               -----------------
                                                           2002         2001               2002         2001
                                                           ----         ----               ----         ----
   INVESTMENT ACTIVITY:
      Net investment income ................            (13,125)         --              (13,223)        --
      Realized gain (loss) on
         investments........................           (766,539)         --           (1,587,896)        --
      Change in unrealized gain (loss)
         on investments ....................             27,600          --               (7,231)        --
      Reinvested capital gains .............                --           --                 --           --
                                                      ---------       ------           ---------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................           (752,064)         --           (1,608,350)        --
                                                      ---------       ------           ---------      ------

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................            245,429          --               28,176         --
      Transfers between funds ..............          5,123,575          --            2,855,208         --
      Redemptions ..........................            (32,250)         --              (19,665)        --
      Annuity benefits .....................               --            --                --            --
      Annual contract maintenance charges
         (note 2) ..........................               --            --                --            --
      Contingent deferred sales charges
         (note 2) ..........................               --            --                 (61)         --
      Adjustments to maintain reserves .....             (2,216)         --              (4,553)         --
                                                      ---------       ------          ---------       ------
            Net equity transactions ........          5,334,538          --           2,859,105          --
                                                      ---------       ------          ---------       ------

   NET CHANGE IN CONTRACT OWNERS' EQUITY....          4,582,474          --           1,250,755          --
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ...........................             914,019          --             431,187          --
                                                      ---------       ------          ---------       ------
   CONTRACT OWNERS' EQUITY END OF PERIOD...           5,496,493          --           1,681,942          --
                                                      =========       ======          =========       ======

   CHANGES IN UNITS:
      Beginning units ......................             81,264          --              31,958          --
                                                      ---------       ------          ---------       ------
      Units purchased ......................            544,205          --             159,634          --
      Units redeemed .......................             (3,230)         --              (1,074)         --
                                                      ---------       ------          ---------       ------
      Ending units .........................            622,239          --             190,518          --
                                                      =========       ======          =========       ======

                                                                     (Continued)

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                                           RyPrecMet                           RyRealEst
                                                                 --------------------------              ----------------------
                                                                 2002                  2001              2002              2001
                                                                 ----                  ----              ----              ----

            INVESTMENT ACTIVITY:
               Net investment income .................      $    (9,915)                --              (1,318)              --
               Realized gain (loss) on investments ....        (165,802)                --              (2,401)              --
               Change in unrealized gain (loss)
                  on investments .....................          (52,167)                --              11,565               --
               Reinvested capital gains ..............               --                 --                --                 --
                                                              ---------               -----            -------            ------
                  Net increase (decrease) in contract
                     owners' equity resulting from
                     operations ......................         (227,884)                --               7,846               --
                                                              ---------               -----            -------            ------

            EQUITY TRANSACTIONS:
               Purchase payments received from
                  contract owners ....................          694,527                 --              16,857               --
               Transfers between funds                        1,732,442                 --             856,417               --
               Redemptions ...........................          (38,030)                --              (4,080)              --
               Annuity benefits ......................               --                 --                --                 --
               Annual contract maintenance charges
                  (note 2) ...........................               --                 --                --                 --
               Contingent deferred sales charges
                  (note 2) ...........................           (1,184)                --                --                 --
               Adjustments to maintain reserves ......            4,173                 --                (302)              --
                                                              ---------                -----           -------             ------
                     Net equity transactions .........        2,391,928                 --             868,892               --
                                                              ---------                -----           -------             ------

            NET CHANGE IN CONTRACT OWNERS' EQUITY.....        2,164,044                 --             876,738               --
            CONTRACT OWNERS' EQUITY BEGINNING
               OF PERIOD .............................           56,041                 --              58,317               --
                                                              ---------                -----           -------             ------
            CONTRACT OWNERS' EQUITY END OF PERIOD.....      $ 2,220,085                 --             935,055               --
                                                              =========                =====           =======             ======

            CHANGES IN UNITS:
               Beginning units ..........................         5,933                 --               5,572               --
                                                              ---------                -----           -------             ------
               Units purchased ..........................       170,861                 --              77,340               --
               Units redeemed ...........................        (2,596)                --                (358)              --
                                                              ---------                -----           -------             ------
               Ending units .............................       174,198                 --              82,554               --
                                                              =========                =====           =======             ======

                                                                            RyRetail                          RySectRot
                                                                   ------------------------               -----------------
                                                                   2002                2001               2002         2001
                                                                   ----                ----               ----         ----

            INVESTMENT ACTIVITY:
               Net investment income .................            (2,531)               --                (2,317)        --
               Realized gain (loss) on investments ....          (27,260)               --               (52,647)        --
               Change in unrealized gain (loss)
                  on investments .....................             1,394                --               (62,215)        --
               Reinvested capital gains ..............              --                  --                  --           --
                                                                  -------             ------            ---------      -----
                  Net increase (decrease) in contract
                     owners' equity resulting from
                     operations ......................           (28,397)               --              (117,179)        --
                                                                 -------             ------            ---------      -----

            EQUITY TRANSACTIONS:
               Purchase payments received from
                  contract owners ....................           155,926                --               966,034         --
               Transfers between funds                          (623,448)               --               945,327           --
               Redemptions ...........................           (55,310)               --                (9,798)        --
               Annuity benefits ......................              --                  --                  --           --
               Annual contract maintenance charges
                  (note 2) ...........................              --                  --                  --           --
               Contingent deferred sales charges
                  (note 2) ...........................              --                  --                  (179)        --
               Adjustments to maintain reserves ......             1,035                --                 2,640         --
                                                                  -------             ------            ---------      -----
                     Net equity transactions .........          (521,797)               --             1,904,024         --
                                                                  -------             ------            ---------      -----

            NET CHANGE IN CONTRACT OWNERS' EQUITY.....          (550,194)               --             1,786,845         --
            CONTRACT OWNERS' EQUITY BEGINNING
               OF PERIOD .............................           695,234                --                  --           --
                                                                  -------             ------            ---------      -----
            CONTRACT OWNERS' EQUITY END OF PERIOD.....           145,040                --             1,786,845         --
                                                                 =======              ======           =========       =====

            CHANGES IN UNITS:
               Beginning units ..........................         58,791                --                  --           --
                                                                  -------             ------            ---------      -----
               Units purchased ..........................         13,562                --               191,440         --
               Units redeemed ...........................        (59,038)               --                  (971)        --
                                                                  -------             ------            ---------      -----
               Ending units .............................         13,315                --               190,469         --
                                                                 =======              ======           =========       =====

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                           RyTech                          RyTele
                                                  ----------------------           ---------------------
                                                      2002         2001              2002         2001
                                                      ----         ----              ----         ----
   INVESTMENT ACTIVITY:
      Net investment income ................        $   (1,346)        --                (890)        --
      Realized gain (loss) on
         investments.......................            (94,187)        --             (57,048)        --
      Change in unrealized gain (loss)
         on investments ....................             1,778         --             (19,682)        --
      Reinvested capital gains .............              --           --                --           --
                                                    ----------        ----            -------        ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................           (93,755)        --             (77,620)        --
                                                    ----------        ----            -------        ----

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................           169,149         --              25,496         --
      Transfers between funds ..............           228,173         --             198,649         --
      Redemptions ..........................           (40,054)        --             (17,639)        --
      Annuity benefits .....................              --           --                --           --
      Annual contract maintenance charges
         (note 2) ..........................              --           --                --           --
      Contingent deferred sales charges
         (note 2) ..........................              --           --              (1,163)        --
      Adjustments to maintain reserves .....              (368)        --                 (35)        --
                                                    ----------        ----            -------        ----
            Net equity transactions ........           356,900         --             205,308         --
                                                    ----------        ----            -------        ----

   NET CHANGE IN CONTRACT OWNERS' EQUITY....           263,145         --             127,688         --
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ............................            57,967         --               1,424         --
                                                    ----------        ----            -------        ----
   CONTRACT OWNERS' EQUITY END OF PERIOD....        $  321,112         --             129,112         --
                                                    ==========        ====            =======        ====
   CHANGES IN UNITS:
      Beginning units ......................             4,346         --                 139         --
                                                    ----------        ----            -------        ----
      Units purchased ......................            34,689         --              23,619         --
      Units redeemed .......................            (2,910)        --              (1,606)        --
                                                    ----------        ----            -------        ----
      Ending units .........................            36,125         --              22,152         --
                                                    ==========        ====            =======        ====





                                                           RyTitan500                      RyTrans
                                                    ---------------------         ----------------------
                                                       2002         2001              2002         2001
                                                       ----         ----              ----         ----
   INVESTMENT ACTIVITY:
      Net investment income ................             (4,013)        --              (2,235)        --
      Realized gain (loss) on
         investments.......................            (135,427)        --             108,645         --
      Change in unrealized gain (loss)
         on investments ....................             (4,715)        --               2,963         --
      Reinvested capital gains .............               --           --                --           --
                                                        ---------      ----            -------        ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................           (144,155)        --             109,373         --
                                                        ---------      ----            -------        ----

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................            305,947         --             209,112         --
      Transfers between funds ..............            927,127         --             320,568         --
      Redemptions ..........................             (1,625)        --              (1,058)        --
      Annuity benefits .....................               --           --                --           --
      Annual contract maintenance charges
         (note 2) ..........................               --           --                --           --
      Contingent deferred sales charges
         (note 2) ..........................               --           --                --           --
      Adjustments to maintain reserves .....             (1,333)        --                 297         --
                                                        ---------      ----            -------        ----
            Net equity transactions ........          1,230,116         --             528,919         --
                                                        ---------      ----            -------        ----

   NET CHANGE IN CONTRACT OWNERS' EQUITY....          1,085,961         --             638,292         --
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ............................             12,282         --               1,940         --
                                                      ---------        ----            -------        ----
   CONTRACT OWNERS' EQUITY END OF PERIOD....          1,098,243         --             640,232         --
                                                      =========        ====            =======        ====
   CHANGES IN UNITS:
      Beginning units ......................              1,055         --                 161         --
                                                        ---------      ----            -------        ----
      Units purchased ......................            133,752         --              53,506         --
      Units redeemed .......................               (176)        --                (106)        --
                                                        ---------      ----            -------        ----
      Ending units .........................            134,631         --              53,561         --
                                                      =========        ====            =======        ====

                                                                     (Continued)

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)


                                                           RyUSGvtBd                            RyUrsa
                                                    -----------------------              --------------------
                                                      2002            2001                 2002         2001
                                                      ----            ----                 ----         ----

   INVESTMENT ACTIVITY:
      Net investment income ................        $     94,465         --                (6,971)        --
      Realized gain (loss) on
         investments........................              (2,146)        --               124,137         --
      Change in unrealized gain (loss)
         on investments ....................             476,117         --                (1,211)        --
      Reinvested capital gains .............                --           --                  --           --
                                                      ----------        ----              -------        ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................             568,436         --               115,955         --
                                                      ----------        ----              -------        ----

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................          11,574,063         --               238,370         --
      Transfers between funds ..............           2,502,787         --              (320,900)        --
      Redemptions ..........................             (40,324)        --                (9,950)        --
      Annuity benefits .....................                --           --                  --           --
      Annual contract maintenance charges
         (note 2) ..........................                --           --                  --           --
      Contingent deferred sales charges
         (note 2) ..........................                (600)        --                  --           --
      Adjustments to maintain reserves .....               3,917         --                  (134)        --
                                                      ----------        ----              -------        ----
            Net equity transactions ........          14,039,843         --               (92,614)        --
                                                      ----------        ----              -------        ----

   NET CHANGE IN CONTRACT OWNERS' EQUITY....          14,608,279         --                23,341         --
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ............................             348,097         --                58,873         --
                                                      ----------        ----              -------        ----
   CONTRACT OWNERS' EQUITY END OF PERIOD....        $ 14,956,376         --                82,214         --
                                                    ============        ====              =======        ====

   CHANGES IN UNITS:
      Beginning units ......................              36,066         --                 6,489         --
                                                      ----------        ----              -------        ----
      Units purchased ......................           1,493,063         --                 2,403         --
      Units redeemed .......................              (4,253)        --                  (883)        --
                                                      ----------        ----              -------        ----
      Ending units .........................           1,524,876         --                 8,009         --
                                                    ============        ====              =======        ====



                                                                     RyUtil                        RyVel100
                                                              ---------------------          --------------------
                                                                2002          2001            2002          2001
                                                                ----          ----            ----          ----

   INVESTMENT ACTIVITY:
      Net investment income ................                  (1,860)        --               (21,666)        --
      Realized gain (loss) on
         investments........................                 (79,838)        --            (4,230,294)        --
      Change in unrealized gain (loss)
         on investments ....................                    (869)        --                92,551         --
      Reinvested capital gains .............                    --           --                  --           --
                                                              ------        ----            ---------        ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................                 (82,567)        --            (4,159,409)        --
                                                              ------        ----            ---------        ----

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................                  21,571         --             1,114,420         --
      Transfers between funds ..............                 102,022         --             6,574,480         --
      Redemptions ..........................                  (1,624)        --              (104,617)        --
      Annuity benefits .....................                    --           --                  --           --
      Annual contract maintenance charges
         (note 2) ..........................                    --           --                  --           --
      Contingent deferred sales charges
         (note 2) ..........................                    --           --                (1,465)        --
      Adjustments to maintain reserves .....                      42         --               (52,553)        --
                                                              ------        ----            ---------        ----
            Net equity transactions ........                 122,011         --             7,530,265         --
                                                              ------        ----            ---------        ----

   NET CHANGE IN CONTRACT OWNERS' EQUITY....                  39,444         --             3,370,856         --
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ............................                  59,735         --                48,445         --
                                                              ------        ----            ---------        ----
   CONTRACT OWNERS' EQUITY END OF PERIOD....                  99,179         --             3,419,301         --
                                                              ======        ====            =========        ====

   CHANGES IN UNITS:
      Beginning units ......................                   6,401         --                 3,156         --
                                                              ------        ----            ---------        ----
      Units purchased ......................                   6,617         --               568,066         --
      Units redeemed .......................                     (85)        --                (7,524)        --
                                                              ------        ----            ---------        ----
      Ending units .........................                  12,933         --               563,698         --
                                                              ======        ====            =========        ====

   NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                            SBGSFundVal                         SBGSIHiGr
                                                     ------------------------            -----------------------
                                                      2002               2001             2002              2001
                                                      ----               ----             ----              ----

   INVESTMENT ACTIVITY:
      Net investment income ................        $     (874)            (1,159)        --                 (11)
      Realized gain (loss) on
         investments........................               242              2,911         --                (183)
      Change in unrealized gain (loss)
         on investments ....................           (13,632)            (4,004)        --                 269
      Reinvested capital gains .............              --                 --           --                  --
                                                       -------             ------        ----              ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................           (14,264)            (2,252)        --                  75
                                                       -------             ------        ----              ------

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................              --                 --           --                --
      Transfers between funds ..............              --                 --           --                --
      Redemptions ..........................            (6,625)           (11,709)        --              (7,624)
      Annuity benefits .....................              --                 --           --                --
      Annual contract maintenance charges
         (note 2) ..........................               (12)                (4)        --                  (3)
      Contingent deferred sales charges
         (note 2) ..........................              --                 --           --                --
      Adjustments to maintain reserves .....                 7                (10)        --                   3
                                                       -------             ------        ----              ------
            Net equity transactions ........            (6,630)           (11,723)        --              (7,624)
                                                       -------             ------        ----              ------

   NET CHANGE IN CONTRACT OWNERS' EQUITY....           (20,894)           (13,975)        --              (7,549)
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ...............................        145,090            188,155         --               7,549
                                                       -------             ------        ----              ------
   CONTRACT OWNERS' EQUITY END OF PERIOD....        $  124,196            174,180         --                --
                                                       =======            =======        ====              ======

   CHANGES IN UNITS:
      Beginning units ......................             7,263              8,806         --                 623
                                                       -------             ------        ----              ------
      Units purchased ......................              --                 --           --                --
      Units redeemed .......................              (338)              (531)        --                (623)
                                                       -------             ------        ----              ------
      Ending units .........................             6,925              8,275         --                --
                                                       =======            =======        ====              ======


                                                             SBTSIntlGro                               SBTSLgCap
                                                       -------------------------               --------------------------
                                                        2002                 2001               2002                 2001
                                                        ----                 ----               ----                 ----

   INVESTMENT ACTIVITY:
      Net investment income ................                (520)            (1,323)           (39,347)             1,196
      Realized gain (loss) on
         investments........................                (208)             1,935            (37,494)               (41)
      Change in unrealized gain (loss)
         on investments ....................             (10,110)           (49,762)          (805,780)           (14,163)
      Reinvested capital gains .............                --                 --                 --                6,106
                                                          ------            -------          ---------            -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................             (10,838)           (49,150)          (882,621)            (6,902)
                                                          ------            -------          ---------            -------

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners ...................                --                 --                 --                 --
      Transfers between funds ..............                --              (42,231)              --                 --
      Redemptions ..........................                --              (63,199)          (383,304)              --
      Annuity benefits .....................                --                 --              (10,923)              --
      Annual contract maintenance charges
         (note 2) ..........................                 (11)               (23)            (1,592)               (24)
      Contingent deferred sales charges
         (note 2) ..........................                --                 --                 (393)              --
      Adjustments to maintain reserves .....                   1                 (6)            25,842                  6
                                                          ------            -------          ---------            -------
            Net equity transactions ........                 (10)          (105,459)          (370,370)               (18)
                                                          ------            -------          ---------            -------

   NET CHANGE IN CONTRACT OWNERS' EQUITY....             (10,848)          (154,609)        (1,252,991)            (6,920)
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ...............................           86,073            252,503          6,623,962            186,104
                                                          ------            -------          ---------            -------
   CONTRACT OWNERS' EQUITY END OF PERIOD....              75,225             97,894          5,370,971            179,184
                                                          ======            =======          =========            =======

   CHANGES IN UNITS:
      Beginning units ......................               8,169             16,279            432,693             11,018
                                                          ------            -------          ---------            -------
      Units purchased ......................                --                 --                 --                 --
      Units redeemed .......................                  (1)            (8,108)           (26,488)                (1)
                                                          ------            -------          ---------            -------
      Ending units .........................               8,168              8,171            406,205             11,017
                                                          ======            =======          =========            =======

                                                                     (Continued)

         NATIONWIDE VARIABLE ACCOUNT-4
         STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
         (UNAUDITED)

                                                               SBTSMMkt                              SBVAFIncGro
                                                       ----------------------------          ---------------------------
                                                          2002                2001              2002               2001
                                                          ----                ----              ----               ----

   INVESTMENT ACTIVITY:
      Net investment income ..................        $       91                240              (721)            62,809
      Realized gain (loss) on
         investments..........................                 1               --              (4,970)          (694,065)
      Change in unrealized gain (loss)
         on investments ......................              --                 --               4,970           (521,910)
      Reinvested capital gains ...............              --                 --                --              738,232
                                                      ----------             ------            ------          ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................                92                240              (721)          (414,934)
                                                      ----------             ------            ------          ---------

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners .....................              --                 --                --                 --
      Transfers between funds ................              --                 --                --               42,231
      Redemptions ............................           (19,402)              --                --             (914,425)
      Annuity benefits .......................              (359)              --                --              (12,199)
      Annual contract maintenance charges
         (note 2) ............................              (144)              --                --               (1,877)
      Contingent deferred sales charges
         (note 2) ............................              --                 --                --                 --
      Adjustments to maintain reserves .......               382                  6           (26,243)               630
                                                      ----------             ------            ------          ---------
            Net equity transactions ..........           (19,523)                 6           (26,243)          (885,640)
                                                      ----------             ------            ------          ---------

   NET CHANGE IN CONTRACT OWNERS' EQUITY......           (19,431)               246           (26,964)        (1,300,574)
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ..............................           468,668             13,987           124,134          8,957,690
                                                      ----------             ------            ------          ---------
   CONTRACT OWNERS' EQUITY END OF PERIOD......        $  449,237             14,233            97,170          7,657,116
                                                      ==========             ======           =======          =========

   CHANGES IN UNITS:
      Beginning units ........................            37,571              1,147             4,176            261,552
                                                      ----------             ------            ------          ---------
      Units purchased ........................              --                    1              --                1,305
      Units redeemed .........................            (1,566)              --                --              (28,361)
                                                      ----------             ------            ------          ---------
      Ending units ...........................            36,005              1,148              --              234,496
                                                      ==========             ======           =======          =========

                                                               SBVAFResAcct                          SBVAFUSGovHQ
                                                          ----------------------               -----------------------
                                                          2002              2001               2002               2001
                                                          ----              ----               ----               ----

   INVESTMENT ACTIVITY:
      Net investment income ..................             --               2,183               --               23,581
      Realized gain (loss) on
         investments..........................             --              (1,060)                 3             (5,051)
      Change in unrealized gain (loss)
         on investments ......................             --                (688)                (3)           (13,516)
      Reinvested capital gains ...............             --                --                 --                 --
                                                         ------            ------              ------           -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................             --                 435               --                5,014
                                                         ------            ------              ------           -------

   EQUITY TRANSACTIONS:
      Purchase payments received from
         contract owners .....................             --                --                 --                 --
      Transfers between funds ................             --                --                 --                 --
      Redemptions ............................             --             (10,750)              --              (27,132)
      Annuity benefits .......................             --                --                 --                 (733)
      Annual contract maintenance charges
         (note 2) ............................             --                 (28)              --                  (71)
      Contingent deferred sales charges
         (note 2) ............................             --                --                 --                 --
      Adjustments to maintain reserves .......             --                  13               (359)                 8
                                                         ------            ------              ------           -------
            Net equity transactions ..........             --             (10,765)              (359)           (27,928)
                                                         ------            ------              ------           -------

   NET CHANGE IN CONTRACT OWNERS' EQUITY......             --             (10,330)              (359)           (22,914)
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD ..............................             --              37,242                359            454,690
                                                         ------            ------              ------           -------
   CONTRACT OWNERS' EQUITY END OF PERIOD......             --              26,912               --              431,776
                                                         ======           =======              ======           =======

   CHANGES IN UNITS:
      Beginning units ........................             --               2,588                 21             27,044
                                                         ------            ------              ------           -------
      Units purchased ........................             --                --                 --                 --
      Units redeemed .........................             --                (740)                21             (1,610)
                                                         ------            ------              ------           -------
      Ending units ...........................             --               1,848               --               25,434
                                                         ======           =======              ======           =======


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30, 2002 AND 2001
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or the payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
             American Century VP - Income & Growth Fund - Class III (ACVPIncGr3) American Century VP - Ultra Fund - Class III (ACVPUltra3)
             American Century VP - Value Fund - Class III (ACVPVal3)

           Portfolio of the Federated Insurance Series (Federated IS);
             Federated IS - Federated Quality Bond Fund II - Primary Shares (FedQualBd)(*)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
             Fidelity(R) VIP - Equity Income Portfolio: Service Class 2 R (FidVIPEIS2R)
             Fidelity(R) VIP - Growth Portfolio: Service Class 2 R (FidVIPGrS2R)(*)

           Portfolio of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
             Fidelity(R) VIP II - Contrafund Portfolio: Service Class 2 R (FidVIPConS2R)


           Portfolios of the Gartmore GVIT (formerly Nationwide(R)) Separate Account Trust);
              Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2)
              Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)(*) Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3) Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)(*) Gartmore GVIT Total Return Fund - Class III (GVITTotRt3)(*)

           Portfolios of the Rydex Variable Trust;
              Rydex Variable Trust - Arktos Fund (RyArktos)
              Rydex Variable Trust - Banking Fund (RyBank)
              Rydex Variable Trust - Basic Materials Fund (RyBasicM) Rydex Variable Trust - Biotechnology Fund (RyBioTech) Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)
              Rydex Variable Trust - Energy Fund (RyEnergy)
              Rydex Variable Trust - Energy Services Fund (RyEnSvc) Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHealthC)
              Rydex Variable Trust - Internet Fund (RyNet)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

             Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro) Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan) Rydex Variable Trust - Leisure Fund (RyLeisure)
             Rydex Variable Trust - Medius Fund (RyMedius)
             Rydex Variable Trust - Mekros Fund (RyMekros)
             Rydex Variable Trust - Nova Fund (RyNova)
             Rydex Variable Trust - OTC Fund (RyOTC)
             Rydex Variable Trust - Precious Metals Fund (RyPrecMet) Rydex Variable Trust - Real Estate Fund (RyRealEst)
             Rydex Variable Trust - Retailing Fund (RyRetail)
             Rydex Variable Trust - Sector Rotation Fund (RySectRot) Rydex Variable Trust - Technology Fund (RyTech)
             Rydex Variable Trust - Telecommunications Fund (RyTele) Rydex Variable Trust - Titan 500 Fund (RyTitan500)
             Rydex Variable Trust - Transportation Fund (RyTrans)
             Rydex Variable Trust - U.S.Government Bond Fund (RyUSGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
             Rydex Variable Trust - Utilities Fund (RyUtil)
             Rydex Variable Trust - Velocity 100 Fund (RyVel100)

           Portfolios of the Smith Barney Greenwich Street Series Fund (Smith Barney GSSF);
             Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal) Smith Barney GSSF - Intermediate High Grade Portfolio (SBGSIHiGr)(*)

           Portfolios of the Smith Barney Travelers Series Fund Inc.(Smith Barney TSF);
             Smith Barney TSF - International All Cap Growth Portfolio (formerly International Equity Portfolio) (SBTSIntlGro)
             Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
             Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

           Portfolios of the Smith Barney Variable Account Funds (Smith Barney
           VAF);
             Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)(*) Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)(*) Smith Barney VAF - The U.S.Government/High Quality Securities Portfolio (SBVAFUSGovHQ)(*)

           Portfolio of the Stong GVIT (formerly Nationwide((R)) Separate Account Trust);
             Strong GVIT Mid Cap Growth Fund - Class III (SGVITMdCpGr3)(*)

    (*) At June 30, 2002, contract owners'were not invested in the fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                                                MARKET
                                                                                      SMITH      FLEX
                           NATIONWIDE VARIABLE ACCOUNT-4 RIDERS                       BARNEY    ANNUITY
--------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK - BASIC                                                     1.30%     1.15%
--------------------------------------------------------------------------------------------------------
 CDSC OPTIONS:

   No CDSC                                                                                       0.20%
--------------------------------------------------------------------------------------------------------
 DEATH BENEFIT OPTIONS:

   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                  0.20%
     If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on
   or after 1-2-01)                                                                              0.25%
     If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
--------------------------------------------------------------------------------------------------------
 EXTRA VALUE OPTION (EV):                                                                         0.45%

     Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.

-------------------------------------------------------------------------------------------------------
 MAXIMUM VARIABLE ACCOUNT CHARGES(*)                                                   1.30%(+)   2.05%
-------------------------------------------------------------------------------------------------------

(*) When maximum options are utilized.
(+) Includes 0.05% administration charge.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2) EXPENSES
    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

    The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table below illustrates the annual rate for all contract level charges by product, as well as the maxi- mum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options are described in more detail in the applicable product prospectus.

    The following table provides mortality and expense risk charges by asset fee rates for the year ended June 30, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).


                                                     Total           ACVPIncGr3          ACVPUltra3     ACVPVal3         FidVIPEIS2R
                                                     -----           ----------          ----------     --------         -----------
1.15% ....................................           $171,602             --                --                22               --
1.30% ....................................             43,650             --                --                --               --
1.35% ....................................            111,481             --                --                --                8
1.40% ....................................              8,676             --                 1                 6                6
1.55% ....................................              6,743             --                --                --               --
1.60% ....................................              6,758             --                --                --                4
1.60% EV ..................................           107,948             --                --                 7               --
1.80% EV ..................................            27,379             --                --                 1               --
1.85% EV ..................................             9,116             --                --                --               --
2.00% EV ..................................             3,310             --                --                --               --
2.05% EV ..................................               423             --                --                --               --
                                                     ---------       -------          --------          --------         --------
     Total ...............................            $497,086            --                 1                36               18
                                                     =========       =======          ========          ========         --------




                                                  FidVIPConS2R       GVITGvtBd3       GVITMyMkt2        GVITSmCapVal3     GVITTotRt3
                                                  ------------       ----------       ----------        -------------     ----------
1.15% ....................................            $ --                54              85,703             --                --
1.30% ....................................              --                --                --               --                --
1.35% ....................................               2                --              42,054              2                --
1.40% ....................................               1                --               5,333              1                --
1.55% ....................................              --                --               2,746             --                --
1.60% ....................................              --                --               3,513             --                 4
1.60% EV ..................................             --                96              56,611              9                --
1.80% EV ..................................             --                --              18,600              2                --
1.85% EV ..................................             --                --               3,159             --                --
2.00% EV ..................................             --                --               2,646             --                --
2.05% EV ..................................             --                --                 223             --                --
                                                   -------           -------            --------        -------          --------
     Total ...............................            $  3               150             220,588             14                 4
                                                   =======           =======            ========        =======          --------




                                                      RyArktos          RyBank          RyBasicM         RyBioTech        RyConsProd
                                                      --------          ------          --------         ---------        ----------
1.15% ....................................            $16,902            1,030               686             1,490              518
1.30% ....................................                 --               --                --                --               --
1.35% ....................................              1,463              288               398               125              829
1.40% ....................................                 14               22                28                85               12
1.55% ....................................                201               25               161                55              151
1.60% ....................................                 26                5                 9               528               49
1.60% EV .................................              1,705              276               136               266              192
1.80% EV .................................                521               58                35             1,199               77
1.85% EV .................................                131                2               435                62              267
2.00% EV .................................                 10               --                --                --               --
2.05% EV .................................                  9               --                --                --               --
                                                      -------           ------          --------         ---------        ---------
  Total ..................................            $20,982            1,706             1,888             3,810            2,095
                                                      =======           ======          ========         =========        =========





                                                      RyElec            RyEnergy          RyEnSvc          RyFinSvc        RyHealthC
                                                      ------            --------          -------          --------        ---------

1.15% ....................................             1,528               743             3,795               270             1,239
1.30% ....................................                --                --                --                --                --
1.35% ....................................               967               335             1,037               271               185
1.40% ....................................               387                46               355                16                10
1.55% ....................................                46                95                50               113                15
1.60% ....................................               577                 3                54                --                 4
1.60% EV .................................               156               208               415                51               454
1.80% EV .................................               797                58                52                12                45
1.85% EV .................................               614                11               626                --                50
2.00% EV .................................                --                --                --                --                --
2.05% EV .................................                15                --                15                --                --
                                                      -------           ------          --------         ---------         ---------
  Total ..................................            $5,087             1,499             6,399               733             2,002
                                                      =======           ======          ========         =========         =========





                                                      RyNet         RyLgCapEuro         RyLgCapJapan      RyLeisure         RyMedius
                                                      -----         -----------         ------------      ---------         --------
1.15% ....................................            $  628             1,162             3,021               970             1,877
1.30% ....................................                --                --                --                --                --
1.35% ....................................               490               923             1,889               609             1,578
1.40% ....................................                14                26                15               318                79
1.55% ....................................                 5                14                85               102               423
1.60% ....................................                --                --                --                59               479
1.60%EV ..................................                 2             4,733             7,107               201             3,341
1.80%EV ..................................                 5               144               418                31             1,093
1.85%EV ..................................               184                 6                27               454                11
2.00%EV ..................................                --                26                24                --               141
2.05%EV ..................................              --                --                --                  15                66
                                                     -------            ------          --------         ---------         ---------
  Total ..................................            $1,328             7,034            12,586             2,759             9,088
                                                     =======            ======          ========         =========         =========


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, Continued



                                                     RyMekros          RyNova             RyOTC            RyPrecMet       RyRealEst
                                                     --------          ------             -----            ---------       ---------
1.15% ....................................            $13,118            2,281             1,945             6,245               834
1.30% ....................................                 --               --                --                --                --
1.35% ....................................              3,355            2,870             2,077               945               178
1.40% ....................................                 78               64               605               371                38
1.55% ....................................                301              148               557               108                 5
1.60% ....................................                194               --                 3                76                 7
1.60% EV .................................              2,494            6,810             6,086             1,102               172
1.80% EV .................................                781              766             1,347               255                72
1.85% EV .................................                235               56               411               797                12
2.00% EV .................................                141              130               192                --                --
2.05% EV .................................                 49               --                --                16                --
                                                     --------           ------            ------            ------          --------
  Total ..................................            $20,746           13,125            13,223             9,915             1,318
                                                     ========           ======            ======            ======          ========



                                                     RyRetail          RySectRot          RyTech            RyTele        RyTitan500
                                                     --------          ---------          ------            ------        ----------

1.15% ....................................            $  800               604               435               504             2,190
1.30% ....................................                --                --                --                --                --
1.35% ....................................               688               443               634                50               868
1.40% ....................................                47               196                14                 5                 9
1.55% ....................................               129               882                29                17                30
1.60% ....................................               163               144                --                --               449
1.60% EV .................................               224                32                25                41               413
1.80% EV .................................               245                --                10               202                 9
1.85% EV .................................               235                16               199                71                45
2.00% EV .................................                --                --                --                --                --
2.05% EV .................................                --                --                --                --                --
                                                     -------            ------            ------            ------          --------
  Total ..................................            $2,531             2,317             1,346               890             4,013
                                                     =======            ======            ======            ======          ========

                                                      RyTrans          RyUSGvtBd          RyUrsa            RyUtil          RyVel100
                                                      -------          ---------          ------            ------          --------
1.15% ....................................            $  509             4,022             4,068             1,152            11,257
1.30% ....................................                --                --                --                --                --
1.35% ....................................               445            41,249             1,036               292             2,898
1.40% ....................................               341                43                29                47                14
1.55% ....................................                52               120                 2                21                55
1.60% ....................................                58                 9                 3                 3               335
1.60% EV .................................               196             4,918             1,414               280             7,054
1.80% EV .................................                16               342               121                56                 9
1.85% EV .................................               603                46               298                 9                44
2.00% EV .................................                --                --                --                --                --
2.05% EV .................................                15                --                --                --                --
                                                     -------            ------            ------            ------          --------
  Total ..................................            $2,235            50,749             6,971             1,860            21,666
                                                     =======            ======            ======            ======          ========


                                                    SBGSFundVal       SBTSIntlGro       SBTSLgCap           SBTSMMkt     SBVAFIncGro
                                                    -----------       -----------       ---------           --------     -----------
1.15% ....................................            $   --                --                --                --
1.30% ....................................               874               520            39,347             2,909                --
1.35% ....................................                --                --                --                --                --
1.40% ....................................                --                --                --                --                --
1.55% ....................................                --                --                --                --                --
1.60% ....................................                --                --                --                --                --
1.60% EV .................................                --                --                --                --               721
1.80% EV .................................                --                --                --                --                --
1.85% EV .................................                --                --                --                --                --
2.00% EV .................................                --                --                --                --                --
2.05% EV .................................                --                --                --                --                --
                                                    --------          --------          --------            ------          --------
  Total ..................................            $  874               520            39,347             2,909               721
                                                    ========          ========          ========            ======          ========


(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS,CONTINUED

(4)      CONTRACT OWNER'S EQUITY SCHEDULE

         The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2002, and the contract expense rate and total return for the six month period ended June 30, 2002:

                                                            CONTRACT                    UNIT          CONTRACT        TOTAL
                                                          EXPENSE RATE(*)   UNITS    FAIR VALUE    OWNERS'EQUITY    RETURN(**)
                                                          -----------       -----    ----------    -------------    ----------
American Century VP - Income & Growth Fund-Class III
   2002  .................................................  1.15%              263   $  9.211314   $     2,423     -7.89% 05/01/02

American Century VP - Ultra Fund-Class III
   2002  .................................................  1.40%               56      9.095278           509     -9.05% 05/01/02

American Century VP - Value Fund-Class III
   2002  .................................................  1.15%            6,560      9.569263        62,774     -4.31% 05/01/02
                                                            1.40%            1,532      9.565406        14,654     -4.35% 05/01/02

Fidelity((R))VIP - Equity Income Portfolio:Service
  Class 2 R
   2002  .................................................  1.35%            2,322      9.327824        21,659     -6.72% 05/01/02
                                                            1.40%            1,551      9.327072        14,466     -6.73% 05/01/02

Fidelity((R))VIP II - Contrafund Portfolio:Service
  Class 2 R
   2002  .................................................  1.35%              241      9.527914         2,296     -4.72% 05/01/02
                                                            1.40%               55      9.527145           524     -4.73% 05/01/02

Gartmore GVIT Government Bond Fund - Class III
   2002  .................................................  1.15%            3,943     10.175964        40,124      1.76% 05/01/02
                                                            1.40%  EV          506     10.164658         5,143      1.65% 05/01/02

Gartmore GVIT Money Market Fund - Class II
   2002  .................................................   1.15%       3,428,177      9.975799    34,198,805     -0.19%
                                                             1.35%       1,020,944      9.960920    10,169,542     -0.28%
                                                             1.40%         130,468      9.957199     1,299,096     -0.31%
                                                             1.55%          82,885      9.946032       824,377     -0.38%
                                                             1.60%          81,042      9.942310       805,745     -0.41%
                                                             1.15%  EV     700,404      9.942745     6,963,938     -0.41%
                                                             1.35%  EV     416,814      9.927887     4,138,082     -0.51%
                                                             1.40%  EV     167,173      9.924173     1,659,054     -0.53%
                                                             1.55%  EV      47,737      9.913023       473,218     -0.60%
                                                             1.60%  EV       2,691      9.909305        26,666     -0.63%

Gartmore GVIT Small Cap Value Fund - Class III
   2002  .................................................   1.35%             272      8.630874         2,348    -13.69% 05/01/02
                                                             1.40%              78      8.630174           673    -13.70% 05/01/02

Rydex Variable Trust - Arktos Fund
   2002  .................................................   1.15%         413,769      9.588473     3,967,413     38.63%
                                                             1.35%          20,264      9.574164       194,011     38.49%
                                                             1.60%           1,229      9.556266        11,745     38.32%
                                                             1.15%  EV       4,658      9.546580        44,468     38.23%
                                                             1.35%  EV       5,881      9.532300        56,059     38.09%
                                                             1.60%  EV         360      9.514460         3,425     37.92%

                                       30

                                                           CONTRACT                          UNIT       CONTRACT         TOTAL
                                                         EXPENSE RATE(*)     UNITS         FAIR VALUE  OWNERS'EQUITY   RETURN(**)
                                                         ---------------     -----         ----------  -------------   ----------
Rydex Variable Trust - Banking Fund
   2002  ..................................................   1.15%           7,515         11.325186     85,109        9.93%
                                                              1.35%          13,181         11.308283    149,054        9.82%
                                                              1.40%             478         11.304068      5,403        9.79%
                                                              1.55%             482         11.291376      5,442        9.71%
                                                              1.60%             149         11.287163      1,682        9.68%
                                                              1.15%  EV       2,336         11.289756     26,373        9.71%
                                                              1.35%  EV         862         11.272892      9,717        9.60%
                                                              1.40%  EV          92         11.268680      1,037        9.57%

Rydex Variable Trust - Basic Materials Fund
   2002  ..................................................   1.15%          28,392         11.726158    332,929        5.31%
                                                              1.35%          21,691         11.708669    253,973        5.20%
                                                              1.40%             131         11.704295      1,533        5.18%
                                                              1.55%             839         11.691162      9,809        5.10%
                                                              1.60%             145         11.686787      1,695        5.07%
                                                              1.15%  EV       2,550         11.692003     29,815        5.11%
                                                              1.35%  EV       1,186         11.674526     13,846        5.00%
                                                              1.40%  EV       5,839         11.670166     68,142        4.98%

Rydex Variable Trust - Biotechnology Fund
   2002  ..................................................   1.15%             295          6.457790      1,905      -43.53%
                                                              1.35%             785          6.448126      5,062      -43.59%
                                                              1.40%           4,513          6.445705     29,089      -43.60%
                                                              1.35%  EV       7,176          6.425253     46,108      -43.73%
                                                              1.40%  EV       2,448          6.422840     15,723      -43.75%

Rydex Variable Trust - Consumer Products Fund
   2002  ..................................................   1.15%           3,400         10.773226     36,629        4.03%
                                                              1.35%          16,056         10.757151    172,717        3.93%
                                                              1.40%           1,502         10.753129     16,151        3.90%
                                                              1.55%             760         10.741064      8,163        3.82%
                                                              1.15%  EV       2,439         10.739833     26,194        3.82%
                                                              1.35%  EV       1,682         10.723790     18,037        3.72%
                                                              1.40%  EV       4,644         10.719776     49,783        3.69%

Rydex Variable Trust - Electronics Fund
   2002  ..................................................   1.15%          16,006         10.051400    160,883      -28.94%
                                                              1.35%          17,831         10.036403    178,959      -29.01%
                                                              1.40%          12,133         10.032649    121,726      -29.03%
                                                              1.55%             418         10.021398      4,189      -29.08%
                                                              1.60%           2,829         10.017646     28,340      -29.10%
                                                              1.40%  EV         908         10.008160      9,087      -29.15%
                                                              1.60%  EV         426          9.993172      4,257      -29.22%

Rydex Variable Trust - Energy Fund
   2002  ..................................................   1.15%           3,699          9.847020     36,424       -4.52%
                                                              1.35%          13,151          9.832318    129,305       -4.62%
                                                              1.40%           2,745          9.828647     26,980       -4.64%
                                                              1.55%             633          9.817614      6,215       -4.71%
                                                              1.60%             295          9.813935      2,895       -4.74%
                                                              1.15%  EV         730          9.815059      7,165       -4.73%
                                                              1.35%  EV       1,268          9.800391     12,427       -4.82%
                                                              1.40%  EV         408          9.796706      3,997       -4.85%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                     CONTRACT                       UNIT                CONTRACT        TOTAL
                                                   EXPENSE RATE(*)      UNITS    FAIR VALUE           OWNERS'EQUITY    RETURN(**)
                                                   ---------------      -----    ----------           -------------    ----------
Rydex Variable Trust - Energy Services Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%          59,026     12.196695              719,922         -3.82%
                                                        1.35%          17,523     12.178510              213,404         -3.91%
                                                        1.40%          10,330     12.173959              125,757         -3.94%
                                                        1.55%             902     12.160317               10,969         -4.01%
                                                        1.60%           1,318     12.155758               16,021         -4.03%
                                                        1.15%  EV       1,865     12.164442               22,687         -3.98%
                                                        1.40%  EV       1,848     12.141740               22,438         -4.10%
                                                        1.60%  EV         369     12.123566                4,474         -4.20%

Rydex Variable Trust - Financial Services Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%          22,473     10.350897              232,616         -1.19%
                                                        1.35%           5,601     10.335451               57,889         -1.29%
                                                        1.40%             418     10.331595                4,319         -1.31%
                                                        1.55%             528     10.319993                5,449         -1.39%
                                                        1.15%  EV         357     10.318153                3,684         -1.39%

Rydex Variable Trust - Health Care Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%         257,118      8.066733            2,074,102        -18.02%
                                                        1.35%          21,982      8.054685              177,058        -18.10%
                                                        1.40%           1,271      8.051673               10,234        -18.12%
                                                        1.15%  EV     121,269      8.038636              974,837        -18.21%
                                                        1.35%  EV       5,458      8.026618               43,809        -18.29%

Rydex Variable Trust - Internet Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%             135      7.970856                1,076        -43.09%
                                                        1.35%           8,089      7.958952               64,380        -43.15%
                                                        1.40%             560      7.955972                4,455        -43.16%

Rydex Variable Trust - Large Cap Europe Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%          13,125      9.864016              129,465        -10.79%
                                                        1.35%          10,821      9.849290              106,579        -10.88%
                                                        1.40%           2,423      9.845609               23,856        -10.90%
                                                        1.15%  EV     110,881      9.832821            1,090,273        -10.98%
                                                        1.35%  EV         989      9.818123                9,710        -11.07%

Rydex Variable Trust - Large Cap Japan Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%          12,806      9.294263              119,022          8.06%
                                                        1.35%          36,205      9.280376              335,996          7.95%
                                                        1.40%           2,626      9.276894               24,361          7.92%
                                                        1.15%  EV     184,645      9.260425            1,709,891          7.79%
                                                        1.35%  EV       1,050      9.246544                9,709          7.68%

Rydex Variable Trust - Leisure Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%           9,953     12.221995              121,646          4.55%
                                                        1.35%          16,741     12.203765              204,303          4.44%
                                                        1.40%          11,338     12.199206              138,315          4.42%
                                                        1.55%             848     12.185525               10,333          4.34%
                                                        1.60%           1,637     12.180958               19,940          4.31%
                                                        1.15%  EV         302     12.187943                3,681          4.36%
                                                        1.40%  EV         998     12.165180               12,141          4.23%
                                                        1.60%  EV         402     12.146975                4,883          4.13%


                                                   CONTRACT                    UNIT                 CONTRACT          TOTAL
                                                EXPENSE RATE(*)     UNITS    FAIR VALUE           OWNERS'EQUITY     RETURN(**)
                                                ---------------     -----    ----------           -------------     ----------
Rydex Variable Trust - Medius Fund
   2002  . . . . . . . . . . . . . . . . . . . ..    1.15%          26,017     11.645206              302,973         -5.66%
                                                     1.35%           8,399     11.627824               97,662         -5.76%
                                                     1.40%           1,225     11.623478               14,239         -5.78%
                                                     1.55%          13,859     11.610439              160,909         -5.85%
                                                     1.60%           4,947     11.606104               57,415         -5.88%
                                                     1.15%  EV      63,611     11.613715              738,760         -5.83%
                                                     1.35%  EV       6,874     11.596367               79,713         -5.92%
                                                     1.60%  EV       1,300     11.574677               15,047         -6.04%

Rydex Variable Trust - Mekros Fund
   2002  . . . . . . . . . . . . . . . . . . . ..    1.15%          42,108     11.828570              498,077         -6.95%
                                                     1.35%           5,674     11.810920               67,015         -7.05%
                                                     1.40%           1,212     11.806504               14,309         -7.07%
                                                     1.55%           1,405     11.793258               16,570         -7.14%
                                                     1.60%             788     11.788846                9,290         -7.16%
                                                     1.15%  EV      90,141     11.796971            1,063,391         -7.12%
                                                     1.40%  EV       3,793     11.774933               44,662         -7.23%
                                                     1.60%  EV       1,036     11.757285               12,181         -7.32%

Rydex Variable Trust - Nova Fund
   2002  . . . . . . . . . . . . . . . . . . . ..    1.15%          68,868      8.856347              609,919        -21.33%
                                                     1.35%          88,072      8.843114              778,831        -21.40%
                                                     1.40%           3,479      8.839803               30,754        -21.42%
                                                     1.55%           1,876      8.829881               16,565        -21.48%
                                                     1.15%  EV     439,753      8.828703            3,882,449        -21.49%
                                                     1.35%  EV      14,931      8.815494              131,624        -21.57%
                                                     1.40%  EV       5,260      8.812193               46,352        -21.59%

Rydex Variable Trust - OTC Fund
   2002  . . . . . . . . . . . . . . . . . . . ..    1.15%          48,774      8.844596              431,386        -34.50%
                                                     1.35%           6,343      8.831397               56,018        -34.56%
                                                     1.40%          56,386      8.828089              497,781        -34.58%
                                                     1.55%           9,102      8.818177               80,263        -34.63%
                                                     1.60%             399      8.814874                3,517        -34.64%
                                                     1.15%  EV      59,485      8.820035              524,660        -34.62%
                                                     1.35%  EV       8,145      8.806843               71,732        -34.69%
                                                     1.40%  EV       1,884      8.803547               16,586        -34.70%

Rydex Variable Trust - Precious Metals Fund
   2002  . . . . . . . . . . . . . . . . . . . ..    1.15%         136,138     12.750829            1,735,872         34.96%
                                                     1.35%          18,270     12.731844              232,611         34.83%
                                                     1.40%          10,398     12.727074              132,336         34.80%
                                                     1.55%             507     12.712814                6,445         34.70%
                                                     1.60%           1,564     12.708056               19,875         34.66%
                                                     1.15%  EV       2,036     12.712356               25,882         34.72%
                                                     1.35%  EV       2,148     12.693385               27,265         34.58%
                                                     1.40%  EV       2,761     12.688638               35,033         34.55%
                                                     1.60%  EV         376     12.669647                4,764         34.41%

Rydex Variable Trust - Real Estate Fund
   2002  . . . . . . . . . . . . . . . . . . . ..    1.15%          55,783     11.337532              632,442          8.31%
                                                     1.35%           8,691     11.320629               98,388          8.20%
                                                     1.40%           1,699     11.316399               19,227          8.17%

                                       33
                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                       CONTRACT                     UNIT          CONTRACT        TOTAL
                                                    EXPENSE RATE(*)     UNITS    FAIR VALUE     OWNERS'EQUITY    RETURN(**)
                                                    ---------------     -----    ----------     -------------    ----------
                                                        1.55%             770     11.303719         8,704          8.09%
                                                        1.60%             266     11.299491         3,006          8.07%
                                                        1.15%  EV       7,350     11.302056        83,070          8.09%
                                                        1.35%  EV       6,679     11.285182        75,374          7.98%
                                                        1.40%  EV       1,316     11.280960        14,846          7.95%

Rydex Variable Trust - Retailing Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%             497     10.919910         5,427         -7.74%
                                                        1.35%           8,096     10.903629        88,276         -7.83%
                                                        1.40%             111     10.899544         1,210         -7.85%
                                                        1.55%             417     10.887323         4,540         -7.92%
                                                        1.15%  EV         329     10.888453         3,582         -7.91%
                                                        1.40%  EV       3,865     10.868117        42,005         -8.03%

Rydex Variable Trust - Sector Rotation Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%         126,280      9.382699     1,184,847         -6.17% 05/01/02
                                                        1.35%          27,488      9.379672       257,828         -6.20% 05/01/02
                                                        1.40%          25,974      9.378913       243,608         -6.21% 05/01/02
                                                        1.55%           1,898      9.376638        17,797         -6.23% 05/01/02
                                                        1.60%           4,873      9.375880        45,689         -6.24% 05/01/02
                                                        1.40%  EV       3,956      9.372067        37,076         -6.28% 05/01/02

Rydex Variable Trust - Technology Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%          18,434      8.895706       163,983        -33.32%
                                                        1.35%          16,503      8.882421       146,587        -33.39%
                                                        1.40%             504      8.879102         4,475        -33.40%
                                                        1.55%             684      8.869128         6,066        -33.45%

Rydex Variable Trust - Telecommunications Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%           8,668      5.844994        50,664        -42.97%
                                                        1.35%           2,299      5.836242        13,418        -43.03%
                                                        1.40%             766      5.834058         4,469        -43.04%
                                                        1.35%  EV       7,769      5.813174        45,163        -43.19%
                                                        1.40%  EV       2,650      5.810992        15,399        -43.20%

Rydex Variable Trust - Titan 500 Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%          29,473      8.177089       241,003        -29.83%
                                                        1.35%          15,996      8.164861       130,605        -29.90%
                                                        1.40%             192      8.161805         1,567        -29.92%
                                                        1.55%           1,916      8.152628        15,620        -29.97%
                                                        1.60%           6,409      8.149573        52,231        -29.99%
                                                        1.15%  EV      68,888      8.151725       561,556        -29.98%
                                                        1.40%  EV      11,757      8.136468        95,660        -30.06%

Rydex Variable Trust - Transportation Fund
   2002  . . . . . . . . . . . . . . . . . . . . . .    1.15%          10,233     11.973809       122,528         -0.69%
                                                        1.35%          19,640     11.955948       234,815         -0.79%
                                                        1.40%          12,929     11.951475       154,521         -0.81%
                                                        1.55%             692     11.938075         8,261         -0.89%
                                                        1.60%           1,759     11.933602        20,991         -0.91%
                                                        1.15%  EV       4,640     11.940565        55,404         -0.87%
                                                        1.35%  EV         815     11.922729         9,717         -0.96%
                                                        1.40%  EV       2,420     11.918275        28,842         -0.99%
                                                        1.60%  EV         433     11.900425         5,153         -1.09%

                                                            CONTRACT                        UNIT         CONTRACT       TOTAL
                                                         EXPENSE RATE(*)    UNITS        FAIR VALUE   OWNERS'EQUITY    RETURN(**)
                                                         ---------------    -----        ----------   -------------    ----------
Rydex Variable Trust - U.S.Government Bond Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . .     1.15%         165,270      9.824490     1,623,693         1.70%
                                                               1.35%       1,109,518      9.809837    10,884,191         1.60%
                                                               1.40%           3,246      9.806171        31,831         1.58%
                                                               1.55%           4,097      9.795175        40,131         1.50%
                                                               1.60%             346      9.791508         3,388         1.47%
                                                               1.15%  EV     226,910      9.791203     2,221,722         1.47%
                                                               1.35%  EV      13,090      9.776570       127,975         1.37%
                                                               1.40%  EV       2,399      9.772910        23,445         1.34%

Rydex Variable Trust - Ursa Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . .     1.15%           3,614     10.288263          37,182      13.35%
                                                               1.35%             647     10.272922           6,647      13.23%
                                                               1.15%  EV       1,234     10.251872          12,651      13.08%
                                                               1.35%  EV       2,514     10.236561          25,735      12.97%

Rydex Variable Trust - Utilities Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . .     1.15%             640      7.683330           4,917     -17.75%
                                                               1.35%           8,287      7.671843          63,577     -17.83%
                                                               1.40%           2,431      7.668969          18,643     -17.85%
                                                               1.15%  EV         304      7.654900           2,327     -17.96%
                                                               1.35%  EV       1,271      7.643440           9,715     -18.04%

Rydex Variable Trust - Velocity 100 Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . .     1.15%          25,190      6.079690         153,147     -60.40%
                                                               1.35%         210,771      6.070587       1,279,504     -60.44%
                                                               1.55%             329      6.061472           1,994     -60.48%
                                                               1.60%           4,861      6.059197          29,454     -60.49%
                                                               1.15%  EV     304,604      6.062392       1,846,629     -60.49%
                                                               1.40%  EV      17,943      6.051022         108,573     -60.54%

Smith Barney GSSF - Fundamental Value Portfolio
   2002  . . . . . . . . . . . . . . . . . . . . . . . . .     1.30%           6,925     17.934480         124,196     -10.22%

Smith Barney TSF - International All Cap Growth Portfolio
   2002  . . . . . . . . . . . . . . . . . . . . . . . . .     1.30%           8,168      9.209670          75,225     -12.59%

Smith Barney TSF - Large Cap Value Portfolio
   2002  . . . . . . . . . . . . . . . . . . . . . . . . .     1.30%         406,205     13.222316       5,370,971     -13.63%

Smith Barney TSF - Money Market Portfolio
   2002  . . . . . . . . . . . . . . . . . . . . . . . . .     1.30%          36,005     12.477063         449,237       0.02%
                                                                                                     -------------
2002 Reserves for annuity contracts in payout phase:
   Non-tax qualified . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . . . .    $      97,170
                                                                                                     -------------
2002 Contract owners'equity  . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . . . .    $ 118,341,132
                                                                                                     =============


(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation.The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented.Investment options with a date notation indi- cate the effective date of that investment option in the Account.The total return is calculated for the period indicated or from the effective date through the end of the period.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS,Continued

(5) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                                         CONTRACT                                      INVESTMENT
                                                         EXPENSE                 UNIT        CONTRACT    INCOME        TOTAL
                                                          RATE(*)     UNITS   FAIR VALUE  OWNERS'EQUITY  RATIO(**)   RETURN(***)
                                                         --------     -----   ----------  -------------  ---------   -----------
American Century VP - Income & Growth Fund-Class III
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.15%         263  $  9.211314 $     2,423     0.00%    -7.89% 05/01/02

American Century VP - Ultra Fund-Class III
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.40%          56     9.095278         509     0.00%    -9.05% 05/01/02

American Century VP - Value Fund-Class III
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                 9.559264                          -4.41% 05/01/02
                                                            to         8,092           to      77,429     0.00%      to
                                                           1.40%                 9.569263                          -4.31% 05/01/02

Fidelity((R))VIP - Equity Income Portfolio:Service
   Class 2 R
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                 9.324057                          -6.76% 05/01/02
                                                            to         3,873           to      36,125     0.00%      to
                                                           1.60%                 9.327824                          -6.72% 05/01/02

Fidelity((R))VIP II - Contrafund Portfolio:Service
   Class 2 R
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                 9.527145                          -4.73% 05/01/02
                                                            to           296           to       2,820     0.00%      to
                                                           1.40%                 9.527914                          -4.72% 05/01/02

Gartmore GVIT Government Bond Fund - Class III
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                10.164658                          1.65% 05/01/02
                                                            to         4,449           to      45,267     0.00%     to
                                                           1.40%                10.175964                          1.76% 05/01/02

Gartmore GVIT Money Market Fund - Class II
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                 9.909305                          -0.63%
                                                            to     6,078,335          to   60,558,522     0.38%      to
                                                           1.60%                 9.975799                          -0.19%

Gartmore GVIT Small Cap Value Fund - Class III
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                 8.624281                         -13.76% 05/01/02
                                                            to           350          to        3,021     0.00%      to
                                                           1.40%                8.630874                          -13.69% 05/01/02

Rydex Variable Trust - Arktos Fund
   2002 . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                 9.514460                         37.92%
                                                            to       446,161          to    4,277,121     0.00%     to
                                                           1.60%                 9.588473                         38.63%

                                       36


                                                  CONTRACT                                                             INVESTMENT
                                                   EXPENSE                 UNIT             CONTRACT        INCOME       TOTAL
                                                    RATE(*)   UNITS      FAIR VALUE       OWNERS'EQUITY     RATIO(**)   RETURN(***)
                                                  ---------   -----      ----------       -------------     ---------   -----------
Rydex Variable Trust - Banking Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                11.268680                                       9.57%
                                                      to      25,095           to            283,818         0.00%         to
                                                    1.60%                11.325186                                       9.93%

Rydex Variable Trust - Basic Materials Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                11.670166                                       4.98%
                                                      to      60,773           to            711,741         0.00%         to
                                                    1.60%                11.726158                                       5.31%

Rydex Variable Trust - Biotechnology Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                 6.422840                                     -43.75%
                                                      to      15,217           to             97,887         0.00%         to
                                                    1.60%                 6.457790                                      -43.53%

Rydex Variable Trust - Consumer Products Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                10.719776                                       3.69%
                                                      to      30,483           to            327,675         0.00%         to
                                                    1.55%                10.773226                                       4.03%

Rydex Variable Trust - Electronics Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                 9.993172                                     -29.22%
                                                      to      50,551           to            507,441         0.00%         to
                                                    1.60%                10.051400                                     -28.94%

Rydex Variable Trust - Energy Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                 9.796706                                       -4.85%
                                                      to      22,929           to            225,407         0.00%         to
                                                    1.60%                 9.847020                                       -4.52%

Rydex Variable Trust - Energy Services Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                12.123566                                      -4.20%
                                                      to      93,181           to          1,135,671         0.00%         to
                                                    1.60%                12.196695                                      -3.82%

Rydex Variable Trust - Financial Services Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                10.302726                                      -1.49%
                                                      to      29,377           to            303,956         0.00%         to
                                                    1.55%                10.350897                                      -1.19%

Rydex Variable Trust - Health Care Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                 8.026618                                     -18.29%
                                                      to     407,098           to          3,280,041         0.00%         to
                                                    1.40%                 8.066733                                     -18.02%

Rydex Variable Trust - Internet Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.15%                 7.935859                                     -43.27%
                                                      to       8,784           to             69,911         0.00%         to
                                                    1.40%                 7.970856                                     -43.09%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS,Continued

                                                 CONTRACT                                                  INVESTMENT
                                                 EXPENSE                   UNIT               CONTRACT      INCOME        TOTAL
                                                  RATE(*)      UNITS     FAIR VALUE         OWNERS'EQUITY   RATIO(**)    RETURN(***)
                                                ---------      -----     ----------         -------------   ---------    -----------
Rydex Variable Trust - Large Cap Europe Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                   9.818123                                       -11.07%
                                                     to        138,239         to               1,359,883     0.00%          to
                                                   1.40%                   9.864016                                       -10.79%

Rydex Variable Trust - Large Cap Japan Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                   9.243078                                         7.65%
                                                     to        237,332         to               2,198,980     0.00%          to
                                                   1.55%                   9.294263                                         8.06%

Rydex Variable Trust - Leisure Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                  12.146975                                         4.13%
                                                     to         42,219         to                 515,242     0.00%          to
                                                   1.60%                  12.221995                                         4.55%

Rydex Variable Trust - Medius Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                  11.574677                                        -6.04%
                                                     to        126,232         to               1,466,719     0.00%          to
                                                   1.60%                  11.645206                                        -5.66%

Rydex Variable Trust - Mekros Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                  11.757285                                        -7.32%
                                                    to         146,157         to               1,725,495     0.00%          to
                                                   1.60%                  11.828570                                        -6.95%

Rydex Variable Trust - Nova Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                   8.812193                                       -21.59%
                                                    to         622,239         to               5,496,493     0.00%          to
                                                   1.55%                   8.856347                                       -21.33%

Rydex Variable Trust - OTC Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                   8.803547                                       -34.70%
                                                    to         190,518         to               1,681,942     0.00%          to
                                                   1.60%                   8.844596                                       -34.50%

Rydex Variable Trust - Precious Metals Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                  12.669647                                        34.41%
                                                    to         174,198         to               2,220,085     0.00%          to
                                                   1.60%                  12.750829                                        34.96%

Rydex Variable Trust - Real Estate Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                  11.280960                                         7.95%
                                                    to          82,554         to                 935,055     0.00%          to
                                                   1.60%                  11.337532                                         8.31%

Rydex Variable Trust - Retailing Fund
   2002 . . . . . . . . . . . . . . . . . . . ..   1.15%                  10.868117                                        -8.03%
                                                    to          13,315         to                 145,040     0.00%          to
                                                   1.60%                  10.919910                                        -7.74%

                                                     CONTRACT                                        INVESTMENT
                                                     EXPENSE                 UNIT        CONTRACT      INCOME       TOTAL
                                                     RATE(*)   UNITS      FAIR VALUE  OWNERS'EQUITY    RATIO(**)  RETURN(***)
                                                     -------   -----      ----------  -------------  -----------  -----------

Rydex Variable Trust - Sector Rotation Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%                9.372067                                -6.28% 05/01/02
                                                        to    190,469         to        1,786,845      0.00%         to
                                                      1.60%                9.382699                                -6.17% 05/01/02

Rydex Variable Trust - Technology Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%                8.857645                               -33.51%
                                                        to      36,125         to         321,112      0.00%         to
                                                      1.55%                8.895706                               -33.32%

Rydex Variable Trust - Telecommunications Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%                5.810992                               -43.20%
                                                        to      22,152         to         129,112      0.00%         to
                                                      1.40%                5.844994                               -42.97%

Rydex Variable Trust - Titan 500 Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%                8.136468                               -30.06%
                                                        to     134,631         to       1,098,243      0.00%         to
                                                      1.60%                8.177089                               -29.83%

Rydex Variable Trust - Transportation Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%               11.900425                                -1.09%
                                                       to       53,561         to         640,232      0.00%         to
                                                      1.60%               11.973809                                -0.69%

Rydex Variable Trust - U.S.Government Bond Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%                9.772910                                1.34%
                                                        to   1,524,876         to      14,956,376      1.98%         to
                                                      1.60%                9.824490                                1.70%

Rydex Variable Trust - Ursa Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%               10.232734                                12.94%
                                                        to       8,009         to          82,214      0.00%         to
                                                      1.60%               10.288263                                13.35%

Rydex Variable Trust - Utilities Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%                7.643440                               -18.04%
                                                        to      12,933         to          99,179      0.00%         to
                                                      1.60%                7.683330                               -17.75%

Rydex Variable Trust - Velocity 100 Fund
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.15%                6.051022                               -60.54%
                                                        to     563,698         to       3,419,301      0.00%         to
                                                      1.60%                6.079690                               -60.40%

Smith Barney GSSF - Fundamental Value Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%      6,925    17.934480       124,196      0.00%      -10.22%
   2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%      8,275    21.048912       174,180      0.00%       -1.49%
   2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%     11,904    18.873707       224,673      1.84%        5.05%
   1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%     16,210    17.402392       282,093      2.71%       16.58%
   1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%     17,492    15.034253       262,979      2.34%        4.34%

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS,Continued

                                                            CONTRACT                                                    INVESTMENT
                                                             EXPENSE               UNIT         CONTRACT        INCOME     TOTAL
                                                              RATE(*) UNITS     FAIR VALUE    OWNERS'EQUITY   RATIO(**)  RETURN(***)
                                                            --------- -----     ----------    -------------   ---------  -----------
Smith Barney GSSF - Intermediate High Grade Portfolio
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,363    11.395119        15,532       8.56%       1.97%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,364    11.388468        15,534       10.01%     -3.13%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     2,791    11.476424        32,031       2.68%       2.89%

Smith Barney TSF - International All Cap Growth Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     8,168    9.209670         75,225       0.00%     -12.59%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     8,171    11.980436        97,894       0.00%     -22.76%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    16,914    17.704074       299,447       0.72%     -14.15%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    15,835    13.293017       210,494       0.32%       6.72%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    22,818    13.697402       312,547       0.00%      15.60%

Smith Barney TSF - Large Cap Value Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%   406,205    13.222316     5,370,971       0.00%     -13.63%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    11,017    16.264553       179,184       1.31%      -3.71%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    14,952    14.824816       221,661       1.49%      -2.01%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    11,685    16.657905       194,648       1.00%       8.69%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    48,521    15.541320       754,081       1.03%       9.93%

Smith Barney TSF - Money Market Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    36,005    12.477063       449,237       0.64%       0.02%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,148    12.396154        14,233       2.34%       1.74%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,151    11.894247        13,690       1.82%       2.16%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    11,653    11.434073       133,241       0.75%       1.51%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    48,516    11.061611       536,665       2.32%       1.85%

Smith Barney VAF - The Income and Growth Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%   234,496    32.031734     7,511,313       1.25%      -4.71%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%   312,477    29.655821     9,266,762       1.45%      -0.96%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%   403,488    33.466061    13,503,154       1.64%       6.98%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%   494,739    31.084624    15,378,775       2.51%      10.74%

Smith Barney VAF - The Reserve Account Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,848    14.564626        26,912       6.74%       1.25%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     2,590    14.121543        36,575       8.01%       1.78%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,090    13.507580        41,738       0.00%      -0.65%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     5,482    13.741284        75,330       3.11%      -1.13%

Smith Barney VAF - The U.S.Government/High Quality
Securities Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    25,434    16.933910       430,692       5.95%       1.12%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    37,619    16.448134       618,763       3.17%       1.51%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    53,138    16.004588       850,452       0.31%      -0.03%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    61,265    16.099279       986,322       6.94%      -0.52%
                                                                                              ----------

                                                                 CONTRACT
                                                             OWNERS' EQUITY
                                                             --------------
2002 Reserves for annuity contracts in payout phase:
   Non-tax qualified . . . . . . . . . . . . . . . . . . . .        97,170
                                                              ------------
2002 Contract owners'equity  . . . . . . . . . . . . . . . .  $118,341,132
                                                              ============


2001 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . .          1,084
   Non-tax qualified . . . . . . . . . . . . . . . . . . . .       145,803
                                                              ------------
2001 Contract owners'equity . . . . . . . . . . . . . . . .   $  8,581,295
                                                              ============


2000 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . .          3.698
   Non-tax qualified . . . . . . . . . . . . . . . . . . . .       160,275
                                                              ------------
2000 Contract owners'equity . . . . . . . . . . . . . . . .   $ 10,861,076
                                                              ============


1999 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . .          9,309
   Non-tax qualified . . . . . . . . . . . . . . . . . . . .       204,671
                                                              ------------
1999 Contract owners'equity . . . . . . . . . . . . . . . .   $ 15,445,334
                                                              ============


(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(***) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


================================================================================

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                                       42
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
NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     U.S. Postage
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